BNY Mellon High Yield ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3%
Advertising — 1.3%
Advantage Sales & Marketing, Inc., Sr. Scd. Notes(a),(b)	6.50	11/15/2028	103,000	87,362
Clear Channel Outdoor Holdings, Inc., Gtd. Notes(a)	7.50	6/1/2029	247,000	244,588
Clear Channel Outdoor Holdings, Inc., Gtd. Notes(a)	7.75	4/15/2028	302,000	302,554
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(a)	7.13	2/15/2031	215,000	224,115
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(a)	7.50	3/15/2033	137,000	145,527
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(a)	7.88	4/1/2030	158,000	166,270
CMG Media Corp., Scd. Notes(a)	8.88	6/18/2029	121,036	104,830
Dotdash Meredith, Inc., Sr. Scd. Bonds(a)	7.63	6/15/2032	121,000	111,188
Lamar Media Corp., Gtd. Notes	3.63	1/15/2031	276,000	260,528
Lamar Media Corp., Gtd. Notes	3.75	2/15/2028	326,000	320,018
Lamar Media Corp., Gtd. Notes	4.00	2/15/2030	299,000	289,143
Lamar Media Corp., Gtd. Notes	4.88	1/15/2029	169,000	168,982
Lamar Media Corp., Gtd. Notes(a)	5.38	11/1/2033	127,000	126,892
Neptune Bidco US, Inc., Sr. Scd. Notes(a)	9.29	4/15/2029	890,000	913,970
Neptune Bidco US, Inc., Sr. Scd. Notes(a)	9.50	2/15/2033	392,000	399,855
Neptune Bidco US, Inc., Sr. Scd. Notes(a)	10.38	5/15/2031	311,000	329,045
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(a)	4.63	3/15/2030	74,000	72,272
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(a)	5.00	8/15/2027	159,000	159,004
Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Scd. Notes(a)	7.38	2/15/2031	60,000	63,240
Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unscd. Notes(a)	4.25	1/15/2029	133,000	129,831
Stagwell Global LLC, Gtd. Notes(a)	5.63	8/15/2029	240,000	233,366
				4,852,580
Aerospace & Defense — 2.7%
AAR Escrow Issuer LLC, Gtd. Notes(a)	6.75	3/15/2029	338,000	349,890
ATI, Inc., Sr. Unscd. Notes	4.88	10/1/2029	97,000	96,859
ATI, Inc., Sr. Unscd. Notes	5.13	10/1/2031	28,000	28,051
ATI, Inc., Sr. Unscd. Notes	5.88	12/1/2027	93,000	93,145
ATI, Inc., Sr. Unscd. Notes	7.25	8/15/2030	46,000	48,218
Bombardier, Inc., Sr. Unscd. Notes(a)	6.00	2/15/2028	163,000	163,213
Bombardier, Inc., Sr. Unscd. Notes(a)	6.75	6/15/2033	111,000	116,671
Bombardier, Inc., Sr. Unscd. Notes(a)	7.00	6/1/2032	140,000	147,021
Bombardier, Inc., Sr. Unscd. Notes(a)	7.25	7/1/2031	140,000	148,647
Bombardier, Inc., Sr. Unscd. Notes(a)	7.45	5/1/2034	100,000	112,035
Bombardier, Inc., Sr. Unscd. Notes(a)	7.50	2/1/2029	195,000	202,630
Bombardier, Inc., Sr. Unscd. Notes(a)	8.75	11/15/2030	219,000	234,588
Efesto Bidco SpA Efesto US LLC, Sr. Scd. Bonds, Ser. XR(a)	7.50	2/15/2032	226,000	230,312
Goat Holdco LLC, Sr. Scd. Notes(a)	6.75	2/1/2032	197,000	202,498
Moog, Inc., Gtd. Notes(a)	4.25	12/15/2027	222,000	220,877
TransDigm, Inc., Gtd. Notes	4.63	1/15/2029	534,000	531,112
TransDigm, Inc., Gtd. Notes(b)	4.88	5/1/2029	239,000	238,432
TransDigm, Inc., Gtd. Notes(a)	6.38	5/31/2033	1,330,000	1,354,243
TransDigm, Inc., Sr. Scd. Notes(a)	6.00	1/15/2033	758,000	772,343
TransDigm, Inc., Sr. Scd. Notes(a)	6.25	1/31/2034	211,000	218,187
TransDigm, Inc., Sr. Scd. Notes(a)	6.38	3/1/2029	1,156,000	1,189,276
TransDigm, Inc., Sr. Scd. Notes(a)	6.63	3/1/2032	927,000	960,211
TransDigm, Inc., Sr. Scd. Notes(a)	6.75	8/15/2028	549,000	558,724
TransDigm, Inc., Sr. Scd. Notes(a)	6.88	12/15/2030	657,000	684,044
TransDigm, Inc., Sr. Scd. Notes(a)	7.13	12/1/2031	423,000	443,174
TransDigm, Inc., Sr. Sub. Notes(a)	6.75	1/31/2034	886,000	917,230
				10,261,631
Agriculture — .1%
Turning Point Brands, Inc., Sr. Scd. Notes(a)	7.63	3/15/2032	295,000	316,156

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Airlines — .6%
Allegiant Travel Co., Sr. Scd. Notes(a)	7.25	8/15/2027	77,000	77,845
American Airlines, Inc., Sr. Scd. Notes(a)	7.25	2/15/2028	88,000	89,627
American Airlines, Inc., Sr. Scd. Notes(a)	8.50	5/15/2029	83,000	86,581
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(a)	5.75	4/20/2029	310,600	313,847
Avianca Midco 2 PLC, Sr. Scd. Notes(a)	9.00	12/1/2028	252,000	256,687
Avianca Midco 2 PLC, Sr. Scd. Notes(a)	9.50	1/28/2031	157,000	160,260
Avianca Midco 2 PLC, Sr. Scd. Notes(a)	9.63	2/14/2030	361,000	369,888
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes(a)	9.88	9/20/2031	282,000	283,303
OneSky Flight LLC, Sr. Unscd. Notes(a)	8.88	12/15/2029	156,000	166,792
Spirit Airlines Pass-Through Trust, Ser. 2025-1, Cl. A	4.10	4/1/2028	252,464	240,734
United Airlines Holdings, Inc., Gtd. Notes	5.38	3/1/2031	261,000	263,648
VistaJet Malta Finance PLC/Vista Management Holding, Inc., Sr. Unscd. Notes(a)	6.38	2/1/2030	70,000	66,075
VistaJet Malta Finance PLC/Vista Management Holding, Inc., Sr. Unscd. Notes(a)	7.88	5/1/2027	78,000	78,134
				2,453,421
Automobiles & Components — 3.5%
Adient Global Holdings Ltd., Gtd. Notes(a)	7.50	2/15/2033	214,000	222,154
Adient Global Holdings Ltd., Gtd. Notes(a)	8.25	4/15/2031	138,000	144,588
Adient Global Holdings Ltd., Sr. Scd. Notes(a)	7.00	4/15/2028	133,000	136,049
Allison Transmission, Inc., Gtd. Notes(a)	3.75	1/30/2031	328,000	309,101
Allison Transmission, Inc., Gtd. Notes(a)	5.88	6/1/2029	232,000	234,933
Allison Transmission, Inc., Gtd. Notes(a)	5.88	12/1/2033	145,000	147,013
Allison Transmission, Inc., Sr. Unscd. Notes(a)	4.75	10/1/2027	115,000	115,002
American Axle & Manufacturing, Inc., Gtd. Notes	5.00	10/1/2029	101,000	98,603
American Axle & Manufacturing, Inc., Gtd. Notes(b)	6.88	7/1/2028	60,000	60,073
American Axle & Manufacturing, Inc., Gtd. Notes(a)	7.75	10/15/2033	132,000	135,714
American Axle & Manufacturing, Inc., Sr. Scd. Notes(a)	6.38	10/15/2032	81,000	82,669
Aptiv Swiss Holdings Ltd., Gtd. Bonds(b)	6.88	12/15/2054	338,000	353,018
Aston Martin Capital Holdings Ltd., Sr. Scd. Notes(a)	10.00	3/31/2029	358,000	319,784
Clarios Global LP/Clarios US Finance Co., Gtd. Notes(a)	6.75	9/15/2032	360,000	373,055
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(a)	6.75	5/15/2028	135,000	138,223
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(a)	6.75	2/15/2030	199,000	208,177
Cooper-Standard Automotive, Inc., Scd. Notes(a),(c)	5.63	5/15/2027	94,000	92,385
Dana, Inc., Sr. Unscd. Notes	4.25	9/1/2030	38,000	36,474
Dana, Inc., Sr. Unscd. Notes	4.50	2/15/2032	33,000	31,332
Dornoch Debt Merger Sub, Inc., Sr. Unscd. Notes(a)	6.63	10/15/2029	123,000	109,568
Forvia SE, Sr. Unscd. Notes(a)	6.75	9/15/2033	142,000	145,633
Forvia SE, Sr. Unscd. Notes(a)	8.00	6/15/2030	62,000	66,145
Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes(a)	7.75	5/31/2032	218,000	230,761
IHO Verwaltungs GmbH, Sr. Scd. Notes(a),(c)	7.75	11/15/2030	204,000	214,735
IHO Verwaltungs GmbH, Sr. Scd. Notes(a),(c)	8.00	11/15/2032	169,000	179,964
Jaguar Land Rover Automotive PLC, Gtd. Notes(a)	4.50	10/1/2027	279,000	276,616
Jaguar Land Rover Automotive PLC, Sr. Unscd. Notes(a)	5.88	1/15/2028	146,740	146,691
JB Poindexter & Co., Inc., Sr. Unscd. Notes(a)	8.75	12/15/2031	237,000	246,796
New Flyer Holdings, Inc., Scd. Notes(a)	9.25	7/1/2030	178,000	191,525
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	2.45	9/15/2028	141,000	130,755
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	2.75	3/9/2028	230,000	218,705
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	5.30	9/13/2027	139,000	139,356
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	5.55	9/13/2029	126,000	125,218
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a),(b)	5.63	9/29/2028	125,000	125,424
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	6.13	9/30/2030	509,000	507,603
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	7.05	9/15/2028	280,000	290,265
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	4.35	9/17/2027	1,004,000	991,333
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	4.81	9/17/2030	1,012,000	954,740
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	7.50	7/17/2030	125,000	131,243
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	7.75	7/17/2032	99,000	104,745
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	8.13	7/17/2035	267,000	285,470

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Automobiles & Components — 3.5% (continued)
Phinia, Inc., Gtd. Notes(a)	6.63	10/15/2032	135,000	140,628
Phinia, Inc., Sr. Scd. Notes(a)	6.75	4/15/2029	34,000	35,199
PM General Purchaser LLC, Sr. Scd. Notes(a)	9.50	10/1/2028	177,000	163,626
Qnity Electronics, Inc., Gtd. Notes(a)	6.25	8/15/2033	196,000	202,400
Qnity Electronics, Inc., Sr. Scd. Notes(a)	5.75	8/15/2032	125,000	127,279
Real Hero Merger Sub 2, Inc., Sr. Unscd. Notes(a)	6.25	2/1/2029	163,000	79,026
Tenneco, Inc., Sr. Scd. Notes(a)	8.00	11/17/2028	1,100,000	1,106,104
The Goodyear Tire & Rubber Company, Gtd. Notes	4.88	3/15/2027	88,000	87,975
The Goodyear Tire & Rubber Company, Gtd. Notes	5.00	7/15/2029	156,000	152,860
The Goodyear Tire & Rubber Company, Gtd. Notes(b)	5.25	4/30/2031	19,000	18,286
The Goodyear Tire & Rubber Company, Gtd. Notes	5.25	7/15/2031	110,000	104,824
The Goodyear Tire & Rubber Company, Gtd. Notes(b)	5.63	4/30/2033	76,000	72,497
The Goodyear Tire & Rubber Company, Sr. Unscd. Notes(b)	6.63	7/15/2030	140,000	143,173
The Goodyear Tire & Rubber Company, Sr. Unscd. Notes	7.00	3/15/2028	30,000	31,071
Titan International, Inc., Sr. Scd. Notes	7.00	4/30/2028	68,000	68,266
Wabash National Corp., Gtd. Notes(a)	4.50	10/15/2028	37,000	34,410
ZF North America Capital, Inc., Gtd. Notes(a)	6.75	4/23/2030	253,000	253,557
ZF North America Capital, Inc., Gtd. Notes(a)	6.88	4/14/2028	298,000	307,412
ZF North America Capital, Inc., Gtd. Notes(a)	6.88	4/23/2032	281,000	280,090
ZF North America Capital, Inc., Gtd. Notes(a)	7.13	4/14/2030	250,000	255,367
ZF North America Capital, Inc., Gtd. Notes(a)	7.50	3/24/2031	554,000	567,793
				13,283,481
Banks — .1%
Armor Holdco, Inc., Gtd. Notes(a)	8.50	11/15/2029	73,000	73,473
Freedom Mortgage Corp., Sr. Unscd. Notes(a)	12.25	10/1/2030	124,000	136,473
Valley National Bancorp, Sub. Notes	6.25	9/30/2032	105,000	100,462
Walker & Dunlop, Inc., Gtd. Notes(a)	6.63	4/1/2033	109,000	111,814
				422,222
Beverage Products — .1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., Gtd. Notes(a)	6.25	4/1/2029	115,000	115,184
Primo Water Holdings, Inc./Triton Water Holdings, Inc., Sr. Scd. Notes(a)	4.38	4/30/2029	215,000	210,189
				325,373
Building Materials — 2.3%
ACProducts Holdings, Inc., Sr. Unscd. Notes(a)	6.38	5/15/2029	175,000	84,289
AmeriTex HoldCo Intermediate LLC, Sr. Scd. Bonds(a)	7.63	8/15/2033	233,000	245,089
Boise Cascade Co., Gtd. Notes(a),(b)	4.88	7/1/2030	100,000	99,719
Builders FirstSource, Inc., Gtd. Notes(a)	4.25	2/1/2032	278,000	264,848
Builders FirstSource, Inc., Gtd. Notes(a)	5.00	3/1/2030	194,000	193,256
Builders FirstSource, Inc., Gtd. Notes(a)	6.38	6/15/2032	203,000	209,495
Builders FirstSource, Inc., Gtd. Notes(a)	6.38	3/1/2034	217,000	224,648
Builders FirstSource, Inc., Gtd. Notes(a)	6.75	5/15/2035	151,000	158,682
Camelot Return Merger Sub, Inc., Sr. Scd. Notes(a)	8.75	8/1/2028	201,000	156,042
Cornerstone Building Brands, Inc., Gtd. Notes(a)	6.13	1/15/2029	96,000	42,330
Cornerstone Building Brands, Inc., Sr. Scd. Notes(a)	9.50	8/15/2029	97,000	73,286
CP Atlas Buyer, Inc., Sr. Scd. Notes(a)	9.75	7/15/2030	148,000	153,944
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes(a)	6.63	12/15/2030	1,180,000	1,223,233
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes(a)	6.75	7/15/2031	393,000	411,831
Griffon Corp., Gtd. Notes	5.75	3/1/2028	331,000	330,837
JELD-WEN, Inc., Gtd. Notes(a)	4.88	12/15/2027	79,000	69,392
JELD-WEN, Inc., Gtd. Notes(a),(b)	7.00	9/1/2032	60,000	37,934
Knife River Corp., Gtd. Notes(a)	7.75	5/1/2031	137,000	142,799
Masterbrand, Inc., Gtd. Notes(a)	7.00	7/15/2032	119,000	123,453
Miter Brands Acquisition Holdco, Inc./MIWID Borrower LLC, Sr. Scd. Notes(a)	6.75	4/1/2032	219,000	225,148
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes(a)	5.50	2/1/2030	5,000	4,851
New Enterprise Stone & Lime Co., Inc., Sr. Scd. Notes(a)	5.25	7/15/2028	67,000	67,034
New Enterprise Stone & Lime Co., Inc., Sr. Unscd. Notes(a)	9.75	7/15/2028	45,000	45,350

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Building Materials — 2.3% (continued)
Oscar AcquisitionCo LLC/Oscar Finance, Inc., Sr. Unscd. Notes(a),(b)	9.50	4/15/2030	112,000	66,082
Quikrete Holdings, Inc., Sr. Scd. Notes(a)	6.38	3/1/2032	1,034,000	1,072,430
Quikrete Holdings, Inc., Sr. Unscd. Notes(a)	6.75	3/1/2033	294,000	305,154
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(a)	6.00	11/1/2028	489,000	490,810
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(a)	8.88	11/15/2031	500,000	533,494
Standard Building Solutions, Inc., Gtd. Notes(a)	5.88	3/15/2034	188,000	187,826
Standard Building Solutions, Inc., Sr. Unscd. Notes(a)	6.25	8/1/2033	284,000	290,265
Standard Building Solutions, Inc., Sr. Unscd. Notes(a)	6.50	8/15/2032	298,000	307,349
Standard Industries, Inc., Sr. Unscd. Notes(a)	3.38	1/15/2031	105,000	96,886
Standard Industries, Inc., Sr. Unscd. Notes(a)	4.38	7/15/2030	302,000	291,646
Standard Industries, Inc., Sr. Unscd. Notes(a)	4.75	1/15/2028	433,000	430,996
Wilsonart LLC, Sr. Unscd. Notes(a)	11.00	8/15/2032	101,000	92,070
				8,752,498
Chemicals — 2.5%
ASP Unifrax Holdings, Inc., Sr. Scd. Notes(a)	5.25	9/30/2028	60,000	4,203
Axalta Coating Systems Dutch Holding B BV, Gtd. Notes(a)	7.25	2/15/2031	301,000	316,923
Axalta Coating Systems LLC, Gtd. Notes(a)	3.38	2/15/2029	280,000	269,491
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, Gtd. Notes(a)	4.75	6/15/2027	190,000	189,550
Celanese US Holdings LLC, Gtd. Notes	6.50	4/15/2030	92,000	93,509
Celanese US Holdings LLC, Gtd. Notes(b)	6.75	4/15/2033	140,000	141,791
Celanese US Holdings LLC, Gtd. Notes	6.85	11/15/2028	255,000	267,730
Celanese US Holdings LLC, Gtd. Notes	7.00	2/15/2031	116,000	118,761
Celanese US Holdings LLC, Gtd. Notes	7.05	11/15/2030	338,000	357,153
Celanese US Holdings LLC, Gtd. Notes(b)	7.17	7/15/2027	178,000	184,366
Celanese US Holdings LLC, Gtd. Notes	7.20	11/15/2033	353,000	373,355
Celanese US Holdings LLC, Gtd. Notes	7.33	7/15/2029	250,000	262,870
Celanese US Holdings LLC, Gtd. Notes	7.38	7/15/2032	335,000	349,710
Celanese US Holdings LLC, Gtd. Notes	7.38	2/15/2034	152,000	154,734
Cerdia Finanz GmbH, Sr. Scd. Notes(a)	9.38	10/3/2031	215,000	220,683
Consolidated Energy Finance SA, Gtd. Notes(a)	5.63	10/15/2028	72,000	59,505
Consolidated Energy Finance SA, Gtd. Notes(a)	12.00	2/15/2031	87,000	72,635
CVR Partners LP/CVR Nitrogen Finance Corp., Sr. Scd. Notes(a)	6.13	6/15/2028	329,000	329,661
Element Solutions, Inc., Gtd. Notes(a)	3.88	9/1/2028	213,000	207,745
FMC Corp., Sr. Unscd. Notes	3.45	10/1/2029	112,000	100,259
FMC Corp., Sr. Unscd. Notes	4.50	10/1/2049	24,000	15,024
FMC Corp., Sr. Unscd. Notes(b)	5.65	5/18/2033	207,000	183,451
FMC Corp., Sr. Unscd. Notes(b)	6.38	5/18/2053	156,000	117,993
FMC Corp., Sub. Notes	8.45	11/1/2055	336,000	270,716
HB Fuller Co., Sr. Unscd. Notes	4.00	2/15/2027	126,000	124,527
HB Fuller Co., Sr. Unscd. Notes	4.25	10/15/2028	98,000	96,399
Herens Holdco Sarl, Sr. Scd. Notes(a)	4.75	5/15/2028	139,000	122,338
Huntsman International LLC, Sr. Unscd. Notes	2.95	6/15/2031	88,000	75,158
Huntsman International LLC, Sr. Unscd. Notes	4.50	5/1/2029	198,000	190,723
INEOS Finance PLC, Sr. Scd. Notes(a)	6.75	5/15/2028	76,000	67,110
INEOS Finance PLC, Sr. Scd. Notes(a)	7.50	4/15/2029	136,000	115,625
INEOS Quattro Finance 2 PLC, Sr. Scd. Notes(a)	9.63	3/15/2029	74,000	58,739
Ingevity Corp., Gtd. Notes(a)	3.88	11/1/2028	138,000	134,132
Innophos Holdings, Inc., Bonds(a)	11.50	6/15/2029	130,000	128,379
Inversion Escrow Issuer LLC, Sr. Scd. Notes(a)	6.75	8/1/2032	344,000	340,870
Mativ Holdings, Inc., Gtd. Notes(a)	8.00	10/1/2029	103,000	103,853
Methanex US Operations, Inc., Gtd. Notes(a)	6.25	3/15/2032	96,000	99,011
Minerals Technologies, Inc., Gtd. Notes(a)	5.00	7/1/2028	175,000	174,340
Nufarm Australia Ltd./Nufarm Americas, Inc., Sr. Unscd. Notes(a)	5.00	1/27/2030	55,000	50,698
Olin Corp., Sr. Unscd. Notes(a)	6.63	4/1/2033	123,000	120,559
Olympus Water US Holding Corp., Sr. Scd. Notes(a)	4.25	10/1/2028	200,000	193,774

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Chemicals — 2.5% (continued)
Olympus Water US Holding Corp., Sr. Scd. Notes(a)	7.25	6/15/2031	200,000	205,033
Olympus Water US Holding Corp., Sr. Scd. Notes(a)	7.25	2/15/2033	437,000	435,633
Perimeter Holdings LLC, Sr. Scd. Notes(a)	6.25	1/15/2034	156,000	156,079
Rain Carbon, Inc., Sr. Scd. Notes(a)	12.25	9/1/2029	40,000	42,565
SCIH Salt Holdings, Inc., Sr. Scd. Notes(a)	4.88	5/1/2028	237,000	236,083
SCIH Salt Holdings, Inc., Sr. Unscd. Notes(a)	6.63	5/1/2029	216,000	216,004
SK Invictus Intermediate II Sarl, Sr. Scd. Notes(a)	5.00	10/30/2029	135,000	133,090
The Chemours Company, Gtd. Notes(a)	4.63	11/15/2029	114,000	106,347
The Chemours Company, Gtd. Notes	5.38	5/15/2027	60,000	60,406
The Chemours Company, Gtd. Notes(a)	5.75	11/15/2028	227,000	225,267
The Chemours Company, Gtd. Notes(a),(b)	8.00	1/15/2033	95,000	95,221
Tronox, Inc., Gtd. Notes(a),(b)	4.63	3/15/2029	200,000	153,602
Tronox, Inc., Sr. Scd. Notes(a),(b)	9.13	9/30/2030	70,000	69,367
Vibrantz Technologies, Inc., Sr. Unscd. Notes(a)	9.00	2/15/2030	130,000	48,913
WR Grace Holdings LLC, Sr. Scd. Notes(a)	6.63	8/15/2032	211,000	209,974
WR Grace Holdings LLC, Sr. Scd. Notes(a)	7.00	8/1/2033	99,000	99,288
WR Grace Holdings LLC, Sr. Scd. Notes(a)	7.38	3/1/2031	74,000	75,526
WR Grace Holdings LLC, Sr. Unscd. Notes(a)	5.63	8/15/2029	360,000	344,315
				9,770,766
Commercial & Professional Services — 5.1%
Adtalem Global Education, Inc., Sr. Scd. Notes(a)	5.50	3/1/2028	365,000	364,684
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(a)	7.00	5/21/2030	389,000	405,975
Allied Universal Holdco LLC, Sr. Scd. Notes(a)	7.88	2/15/2031	621,000	652,502
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes(a)	6.88	6/15/2030	343,000	356,189
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes(a)	6.00	6/1/2029	160,000	158,656
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Notes(a)	4.63	6/1/2028	315,000	310,746
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Notes(a)	4.63	6/1/2028	192,000	189,613
Alta Equipment Group, Inc., Scd. Notes(a)	9.00	6/1/2029	12,000	11,453
AMN Healthcare, Inc., Gtd. Notes(a)	4.00	4/15/2029	66,000	63,124
AMN Healthcare, Inc., Gtd. Notes(a)	6.50	1/15/2031	75,000	76,162
APi Group DE, Inc., Gtd. Notes(a)	4.13	7/15/2029	46,000	44,793
APi Group DE, Inc., Gtd. Notes(a)	4.75	10/15/2029	25,000	24,552
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	4.75	4/1/2028	82,000	80,220
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	5.38	3/1/2029	128,000	124,809
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	5.75	7/15/2027	31,000	30,973
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	5.75	7/15/2027	83,000	83,014
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a),(b)	8.00	2/15/2031	121,000	123,847
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	8.25	1/15/2030	121,000	125,226
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	8.38	6/15/2032	134,000	137,824
Belron UK Finance PLC, Sr. Scd. Notes(a)	5.75	10/15/2029	319,000	325,159
Block, Inc., Sr. Unscd. Notes	3.50	6/1/2031	27,000	25,244
Block, Inc., Sr. Unscd. Notes(a)	5.63	8/15/2030	102,000	103,822
Block, Inc., Sr. Unscd. Notes(a)	6.00	8/15/2033	53,000	54,093
Block, Inc., Sr. Unscd. Notes	6.50	5/15/2032	230,000	238,999
Carriage Services, Inc., Gtd. Notes(a)	4.25	5/15/2029	133,000	128,123
Champions Financing, Inc., Sr. Scd. Notes(a),(b)	8.75	2/15/2029	115,000	111,575
Cimpress PLC, Gtd. Notes(a)	7.38	9/15/2032	198,000	203,361
Clarivate Science Holdings Corp., Gtd. Notes(a)	4.88	7/1/2029	133,000	114,197
Clarivate Science Holdings Corp., Sr. Scd. Notes(a)	3.88	7/1/2028	261,000	246,379
CoreCivic, Inc., Gtd. Notes	4.75	10/15/2027	260,000	259,519
CoreCivic, Inc., Gtd. Notes	8.25	4/15/2029	130,000	136,203
CPI CG, Inc., Sr. Scd. Notes(a)	10.00	7/15/2029	80,000	85,218
Dcli Bidco LLC, Second Mortgage Notes(a)	7.75	11/15/2029	70,000	71,288
Deluxe Corp., Gtd. Notes(a)	8.00	6/1/2029	128,000	130,197

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Commercial & Professional Services — 5.1% (continued)
Deluxe Corp., Sr. Scd. Notes(a)	8.13	9/15/2029	288,000	302,444
EquipmentShare.com, Inc., Scd. Notes(a)	8.00	3/15/2033	5,000	5,274
EquipmentShare.com, Inc., Scd. Notes(a)	8.63	5/15/2032	115,000	122,853
EquipmentShare.com, Inc., Scd. Notes(a)	9.00	5/15/2028	384,000	401,921
Garda World Security Corp., Sr. Scd. Notes(a)	6.50	1/15/2031	179,000	183,518
Garda World Security Corp., Sr. Scd. Notes(a)	7.75	2/15/2028	112,000	114,375
Garda World Security Corp., Sr. Unscd. Notes(a)	6.00	6/1/2029	102,000	100,536
Garda World Security Corp., Sr. Unscd. Notes(a)	8.25	8/1/2032	173,000	176,883
Garda World Security Corp., Sr. Unscd. Notes(a)	8.38	11/15/2032	300,000	307,853
Graham Holdings Co., Gtd. Notes(a)	5.63	12/1/2033	139,000	140,138
Grand Canyon University, Scd. Bonds	5.13	10/1/2028	20,000	20,037
Herc Holdings, Inc., Gtd. Notes(a)	5.75	3/15/2031	112,000	112,741
Herc Holdings, Inc., Gtd. Notes(a)	6.00	3/15/2034	114,000	114,537
Herc Holdings, Inc., Gtd. Notes(a)	6.63	6/15/2029	165,000	170,758
Herc Holdings, Inc., Gtd. Notes(a)	7.00	6/15/2030	325,000	340,965
Herc Holdings, Inc., Gtd. Notes(a)	7.25	6/15/2033	144,000	152,389
ION Platform Finance US, Inc., Sr. Scd. Notes(a)	7.88	9/30/2032	488,000	428,080
Korn Ferry, Gtd. Notes(a)	4.63	12/15/2027	47,000	46,927
Mavis Tire Express Services Topco Corp., Sr. Unscd. Notes(a)	6.50	5/15/2029	133,000	132,785
Mobius Merger Sub, Inc., Sr. Scd. Notes(a)	9.00	6/1/2030	65,000	38,702
NESCO Holdings II, Inc., Scd. Notes(a)	5.50	4/15/2029	91,000	89,696
OT Midco, Inc., Sr. Scd. Notes(a)	10.00	2/15/2030	124,000	58,016
Paysafe Finance PLC/Paysafe Holdings US Corp., Sr. Scd. Notes(a)	4.00	6/15/2029	33,000	29,551
Prime Security Services Borrower LLC/Prime Finance, Inc., Sr. Scd. Notes(a)	3.38	8/31/2027	440,000	431,110
PROG Holdings, Inc., Gtd. Notes(a)	6.00	11/15/2029	164,000	162,277
Raven Acquisition Holdings LLC, Sr. Scd. Notes(a)	6.88	11/15/2031	371,000	371,931
RR Donnelley & Sons Co., Scd. Notes(a)	10.88	8/1/2029	191,000	196,243
RR Donnelley & Sons Co., Sr. Scd. Notes(a)	9.50	8/1/2029	470,000	489,347
RRD Intermediate Holdings, Inc., Sr. Unscd. Notes(a),(c)	11.00	12/1/2030	115,741	119,385
RRD Parent, Inc., Sr. Unscd. Notes(a),(c)	10.00	10/15/2031	248,409	433,123
Sabre Financial Borrower LLC, Sr. Scd. Notes(a)	11.13	6/15/2029	336,000	339,443
Service Corp. International, Sr. Unscd. Notes	3.38	8/15/2030	247,000	231,228
Service Corp. International, Sr. Unscd. Notes	4.00	5/15/2031	287,000	273,038
Service Corp. International, Sr. Unscd. Notes	4.63	12/15/2027	158,000	157,831
Service Corp. International, Sr. Unscd. Notes	5.13	6/1/2029	205,000	206,324
Service Corp. International, Sr. Unscd. Notes	5.75	10/15/2032	292,000	296,992
Service Corp. International, Sr. Unscd. Notes	7.50	4/1/2027	192,000	198,342
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes(a)	6.75	8/15/2032	446,000	454,982
Signal Parent, Inc., Sr. Unscd. Notes(a)	6.13	4/1/2029	90,000	36,103
Sotheby’s, Sr. Scd. Notes(a)	7.38	10/15/2027	260,000	259,046
Sotheby’s/Bidfair Holdings, Inc., Sr. Scd. Notes(a)	5.88	6/1/2029	17,000	16,313
StoneMor, Inc., Sr. Scd. Notes(a)	8.50	5/15/2029	300,000	293,972
Synergy Infrastructure Holdings LLC, Scd. Notes(a)	7.88	12/1/2030	182,000	189,916
The ADT Security Corp., Sr. Scd. Bonds(a)	5.88	10/15/2033	218,000	221,104
The ADT Security Corp., Sr. Scd. Notes(a)	4.13	8/1/2029	209,000	203,529
The Brink’s Company, Gtd. Notes(a)	4.63	10/15/2027	125,000	124,856
The Brink’s Company, Gtd. Notes(a)	6.50	6/15/2029	80,000	82,561
The Brink’s Company, Gtd. Notes(a)	6.75	6/15/2032	170,000	177,040
The Geo Group, Inc., Gtd. Notes	10.25	4/15/2031	387,000	422,321
The Geo Group, Inc., Sr. Scd. Notes	8.63	4/15/2029	286,000	299,190
The Hertz Corp., Gtd. Notes(a),(b)	5.00	12/1/2029	189,000	125,407
The Hertz Corp., Sr. Scd. Notes(a)	12.63	7/15/2029	194,000	195,341
TriNet Group, Inc., Gtd. Notes(a)	3.50	3/1/2029	181,000	171,303
TriNet Group, Inc., Sr. Unscd. Notes(a)	7.13	8/15/2031	103,000	106,076
United Rentals North America, Inc., Gtd. Notes	3.75	1/15/2032	98,000	91,592
United Rentals North America, Inc., Gtd. Notes	3.88	2/15/2031	162,000	154,516

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Commercial & Professional Services — 5.1% (continued)
United Rentals North America, Inc., Gtd. Notes	4.00	7/15/2030	199,000	192,402
United Rentals North America, Inc., Gtd. Notes	4.88	1/15/2028	383,000	383,032
United Rentals North America, Inc., Gtd. Notes	5.25	1/15/2030	90,000	91,011
United Rentals North America, Inc., Gtd. Notes(a)	5.38	11/15/2033	303,000	302,853
United Rentals North America, Inc., Gtd. Notes(a)	6.13	3/15/2034	171,000	177,960
United Rentals North America, Inc., Scd. Notes	3.88	11/15/2027	66,000	65,428
Upbound Group, Inc., Gtd. Notes(a)	6.38	2/15/2029	162,000	160,493
Valvoline, Inc., Sr. Unscd. Notes(a)	3.63	6/15/2031	199,000	182,976
Veritiv Operating Co., Sr. Scd. Notes(a)	10.50	11/30/2030	298,000	319,440
VM Consolidated, Inc., Gtd. Notes(a)	5.50	4/15/2029	42,000	41,320
VT Topco, Inc., Sr. Scd. Notes(a)	8.50	8/15/2030	64,000	65,532
Wand NewCo 3, Inc., Sr. Scd. Notes(a)	7.63	1/30/2032	278,000	292,213
WEX, Inc., Gtd. Notes(a)	6.50	3/15/2033	150,000	153,262
Williams Scotsman, Inc., Sr. Scd. Notes(a)	4.63	8/15/2028	48,000	47,829
Williams Scotsman, Inc., Sr. Scd. Notes(a)	6.63	6/15/2029	161,000	166,337
Williams Scotsman, Inc., Sr. Scd. Notes(a)	6.63	4/15/2030	144,000	149,116
Williams Scotsman, Inc., Sr. Scd. Notes(a)	7.38	10/1/2031	181,000	188,849
				19,700,553
Consumer Discretionary — 9.5%
Acushnet Co., Gtd. Notes(a)	5.63	12/1/2033	102,000	103,289
Adams Homes, Inc., Sr. Unscd. Notes(a)	9.25	10/15/2028	387,000	403,763
Affinity Interactive, Sr. Scd. Notes(a)	6.88	12/15/2027	165,000	98,981
Allen Media LLC/Allen Media Co-Issuer, Inc., Gtd. Notes(a)	10.50	2/15/2028	167,000	69,625
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes(a)	7.88	4/30/2029	116,000	120,711
AMC Entertainment Holdings, Inc., Sr. Scd. Notes(a)	7.50	2/15/2029	70,000	54,604
Amer Sports Co., Sr. Scd. Notes(a)	6.75	2/16/2031	214,000	222,710
American Builders & Contractors Supply Co., Inc., Sr. Scd. Notes(a)	4.00	1/15/2028	113,000	111,554
American Builders & Contractors Supply Co., Inc., Sr. Unscd. Notes(a)	3.88	11/15/2029	60,000	57,947
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(a)	4.63	8/1/2029	64,000	61,315
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(a)	4.63	4/1/2030	157,000	148,871
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(a)	6.88	8/1/2033	156,000	157,396
Banijay Entertainment SAS, Sr. Scd. Notes(a)	8.13	5/1/2029	140,000	145,294
Beazer Homes USA, Inc., Gtd. Notes	5.88	10/15/2027	98,000	97,766
Beazer Homes USA, Inc., Gtd. Notes(b)	7.25	10/15/2029	60,000	60,729
Beazer Homes USA, Inc., Gtd. Notes(a)	7.50	3/15/2031	65,000	66,096
Boyd Gaming Corp., Gtd. Notes	4.75	12/1/2027	310,000	309,839
Boyd Gaming Corp., Gtd. Notes(a)	4.75	6/15/2031	475,000	462,925
Boyne USA, Inc., Sr. Unscd. Notes(a)	4.75	5/15/2029	151,000	149,050
Brightstar Lottery PLC/Brightstar Global Solutions Corp., Sr. Scd. Notes(a)	5.75	1/15/2033	137,000	136,128
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes(a)	4.88	2/15/2030	74,000	69,049
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes(a)	6.25	9/15/2027	231,000	230,976
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Sr. Unscd. Notes(a)	5.00	6/15/2029	32,000	31,003
Caesars Entertainment, Inc., Gtd. Notes(a)	4.63	10/15/2029	103,000	98,888
Caesars Entertainment, Inc., Gtd. Notes(a),(b)	6.00	10/15/2032	81,000	78,750
Caesars Entertainment, Inc., Sr. Scd. Notes(a)	6.50	2/15/2032	318,000	325,415
Caesars Entertainment, Inc., Sr. Scd. Notes(a)	7.00	2/15/2030	393,000	405,924
Carnival Corp., Gtd. Debs.	6.65	1/15/2028	78,000	81,148
Carnival Corp., Gtd. Notes(a)	5.13	5/1/2029	152,000	153,727
Carnival Corp., Gtd. Notes(a)	5.75	3/15/2030	76,000	78,220
Carnival Corp., Gtd. Notes(a)	5.75	8/1/2032	418,000	429,909
Carnival Corp., Gtd. Notes(a)	5.88	6/15/2031	100,000	103,390
Carnival Corp., Gtd. Notes(a)	6.13	2/15/2033	268,000	275,717
Century Communities, Inc., Gtd. Notes(a)	3.88	8/15/2029	179,000	170,307

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Consumer Discretionary — 9.5% (continued)
Century Communities, Inc., Gtd. Notes(a)	6.63	9/15/2033	236,000	238,959
Churchill Downs, Inc., Gtd. Notes(a)	4.75	1/15/2028	222,000	221,257
Churchill Downs, Inc., Gtd. Notes(a)	5.50	4/1/2027	136,000	136,057
Churchill Downs, Inc., Gtd. Notes(a)	6.75	5/1/2031	324,000	334,185
Churchill Downs, Inc., Sr. Unscd. Notes(a)	5.75	4/1/2030	568,000	571,129
Cinemark USA, Inc., Gtd. Notes(a)	5.25	7/15/2028	126,000	125,862
Cinemark USA, Inc., Gtd. Notes(a)	7.00	8/1/2032	55,000	56,897
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes(a)	8.00	2/1/2028	132,000	131,490
Dream Finders Homes, Inc., Gtd. Notes(a)	6.88	9/15/2030	132,000	133,614
Dream Finders Homes, Inc., Gtd. Notes(a)	8.25	8/15/2028	245,000	253,028
Empire Communities Corp., Sr. Unscd. Notes(a)	9.75	5/1/2029	151,000	156,071
Forestar Group, Inc., Gtd. Notes(a)	5.00	3/1/2028	270,000	269,758
Forestar Group, Inc., Gtd. Notes(a)	6.50	3/15/2033	111,000	113,667
Full House Resorts, Inc., Sr. Scd. Notes(a)	8.25	2/15/2028	80,000	73,136
FXI Holdings, Inc., Sr. Scd. Notes(a)	11.00	11/15/2030	200,000	184,224
FXI Holdings, Inc., Sr. Scd. Notes(a),(c)	14.00	11/15/2029	128,000	75,364
Genting New York LLC/Genny Capital, Inc., Gtd. Notes(a)	7.25	10/1/2029	155,000	160,027
Great Canadian Gaming Corp./Raptor LLC, Sr. Scd. Notes(a)	8.75	11/15/2029	149,000	151,349
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	3.63	2/15/2032	397,000	367,795
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	3.75	5/1/2029	371,000	361,071
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	4.00	5/1/2031	510,000	486,907
Hilton Domestic Operating Co., Inc., Gtd. Notes	4.88	1/15/2030	346,000	346,544
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	5.50	3/31/2034	321,000	322,523
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	5.75	9/15/2033	461,000	469,817
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	5.88	4/1/2029	251,000	256,905
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	5.88	3/15/2033	435,000	446,397
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	6.13	4/1/2032	204,000	210,925
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Gtd. Notes(a)	4.88	7/1/2031	73,000	68,163
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Sr. Scd. Notes(a)	6.63	1/15/2032	194,000	198,366
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Sr. Unscd. Notes(a)	5.00	6/1/2029	191,000	185,468
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.88	4/1/2027	116,000	116,036
Installed Building Products, Inc., Gtd. Notes(a)	5.63	2/1/2034	111,000	111,910
Jacobs Entertainment, Inc., Sr. Unscd. Notes(a)	6.75	2/15/2029	172,000	169,842
K Hovnanian Enterprises, Inc., Gtd. Notes(a)	8.00	4/1/2031	144,000	147,557
K Hovnanian Enterprises, Inc., Gtd. Notes(a)	8.38	10/1/2033	76,000	77,736
Kingpin Intermediate Holdings LLC, Sr. Scd. Notes(a)	7.25	10/15/2032	94,000	90,032
LGI Homes, Inc., Gtd. Notes(a)	4.00	7/15/2029	111,000	102,011
LGI Homes, Inc., Gtd. Notes(a)	7.00	11/15/2032	163,000	158,921
LGI Homes, Inc., Gtd. Notes(a)	8.75	12/15/2028	78,000	81,323
Light & Wonder International, Inc., Gtd. Notes(a)	6.25	10/1/2033	261,000	264,614
Light & Wonder International, Inc., Gtd. Notes(a)	7.25	11/15/2029	135,000	138,513
Light & Wonder International, Inc., Gtd. Notes(a)	7.50	9/1/2031	323,000	338,813
Lindblad Expeditions LLC, Sr. Scd. Bonds(a)	7.00	9/15/2030	69,000	72,038
Live Nation Entertainment, Inc., Gtd. Notes(a)	4.75	10/15/2027	260,000	259,937
Live Nation Entertainment, Inc., Sr. Scd. Notes(a)	3.75	1/15/2028	96,000	94,672
Live Nation Entertainment, Inc., Sr. Scd. Notes(a)	6.50	5/15/2027	311,000	312,458
M/I Homes, Inc., Gtd. Notes	4.95	2/1/2028	184,000	183,536
MajorDrive Holdings IV LLC, Sr. Unscd. Notes(a)	6.38	6/1/2029	98,000	79,270
Marriott Ownership Resorts, Inc., Gtd. Notes(a)	4.50	6/15/2029	72,000	68,618
Marriott Ownership Resorts, Inc., Gtd. Notes	4.75	1/15/2028	51,000	50,280
Marriott Ownership Resorts, Inc., Gtd. Notes(a)	6.50	10/1/2033	192,000	182,573
Mattamy Group Corp., Sr. Unscd. Notes(a)	4.63	3/1/2030	148,000	144,139
Mattamy Group Corp., Sr. Unscd. Notes(a)	6.00	12/15/2033	135,000	132,705

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Consumer Discretionary — 9.5% (continued)
Melco Resorts Finance Ltd., Sr. Unscd. Notes(a)	5.38	12/4/2029	198,000	195,785
Melco Resorts Finance Ltd., Sr. Unscd. Notes	5.63	7/17/2027	165,000	164,911
Melco Resorts Finance Ltd., Sr. Unscd. Notes(a)	5.75	7/21/2028	415,000	414,528
Melco Resorts Finance Ltd., Sr. Unscd. Notes(a)	6.50	9/24/2033	182,000	181,685
Melco Resorts Finance Ltd., Sr. Unscd. Notes(a)	7.63	4/17/2032	300,000	314,559
Merlin Entertainments Group US Holdings, Inc., Sr. Scd. Notes(a)	7.38	2/15/2031	97,000	82,098
MGM China Holdings Ltd., Sr. Unscd. Notes(a)	4.75	2/1/2027	200,000	199,260
MGM China Holdings Ltd., Sr. Unscd. Notes(a)	7.13	6/26/2031	21,000	22,253
MGM Resorts International, Gtd. Notes	4.75	10/15/2028	81,000	80,830
MGM Resorts International, Gtd. Notes	5.50	4/15/2027	120,000	120,775
MGM Resorts International, Gtd. Notes	6.13	9/15/2029	158,000	161,537
MGM Resorts International, Gtd. Notes(b)	6.50	4/15/2032	86,000	88,041
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes(a)	4.88	5/1/2029	21,000	20,626
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Gtd. Notes(a)	13.25	12/15/2029	44,000	50,684
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Scd. Notes(a)	11.88	4/15/2031	332,000	349,115
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Sr. Scd. Notes(a)	8.25	4/15/2030	166,000	172,935
Motion Bondco DAC, Gtd. Notes(a)	6.63	11/15/2027	80,000	76,023
Motion Finco Sarl, Sr. Scd. Notes(a)	8.38	2/15/2032	90,000	77,419
NCL Corp. Ltd., Sr. Unscd. Notes(a)	5.88	1/15/2031	307,000	307,725
NCL Corp. Ltd., Sr. Unscd. Notes(a)	6.25	3/1/2030	69,000	70,514
NCL Corp. Ltd., Sr. Unscd. Notes(a)	6.25	9/15/2033	94,000	94,535
NCL Corp. Ltd., Sr. Unscd. Notes(a)	6.75	2/1/2032	486,000	498,223
NCL Corp. Ltd., Sr. Unscd. Notes(a)	7.75	2/15/2029	120,000	128,211
NCL Finance Ltd., Gtd. Notes(a)	6.13	3/15/2028	95,000	97,554
Odeon Finco PLC, Sr. Scd. Notes(a)	12.75	11/1/2027	85,000	87,212
Ontario Gaming GTA LP/OTG Co-Issuer, Inc., Sr. Scd. Notes(a)	8.00	8/1/2030	103,000	98,932
Patrick Industries, Inc., Gtd. Notes(a)	4.75	5/1/2029	96,000	94,985
Patrick Industries, Inc., Gtd. Notes(a)	6.38	11/1/2032	281,000	287,655
Penn Entertainment, Inc., Sr. Unscd. Notes(a),(b)	5.63	1/15/2027	22,000	21,961
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes(a)	5.63	9/1/2029	220,000	162,601
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes(a)	5.88	9/1/2031	210,000	137,068
RB Global Holdings, Inc., Gtd. Notes(a)	7.75	3/15/2031	219,000	228,306
RB Global Holdings, Inc., Sr. Scd. Notes(a)	6.75	3/15/2028	223,000	227,241
Resideo Funding, Inc., Gtd. Notes(a)	4.00	9/1/2029	56,000	53,962
Resideo Funding, Inc., Gtd. Notes(a)	6.50	7/15/2032	281,000	285,639
Resorts World Las Vegas LLC/RWLV Capital, Inc., Gtd. Notes	4.63	4/16/2029	300,000	273,635
Resorts World Las Vegas LLC/RWLV Capital, Inc., Gtd. Notes(a)	4.63	4/6/2031	100,000	85,635
Resorts World Las Vegas LLC/RWLV Capital, Inc., Gtd. Notes(a)	8.45	7/27/2030	200,000	203,380
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Sr. Scd. Bonds(a)	6.63	2/1/2033	169,000	171,992
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Sr. Scd. Notes(a)	6.25	10/15/2030	170,000	172,608
Sabre GLBL, Inc., Sr. Scd. Notes(a)	10.75	11/15/2029	115,000	93,773
Sabre GLBL, Inc., Sr. Scd. Notes(a)	10.75	3/15/2030	151,000	121,219
Sabre GLBL, Inc., Sr. Scd. Notes(a)	11.13	7/15/2030	242,000	195,866
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unscd. Notes(a)	6.63	3/1/2030	240,000	219,266
SeaWorld Parks & Entertainment, Inc., Gtd. Notes(a)	5.25	8/15/2029	111,000	108,522
Shea Homes LP/Shea Homes Funding Corp., Sr. Unscd. Notes	4.75	2/15/2028	179,000	178,285
Shea Homes LP/Shea Homes Funding Corp., Sr. Unscd. Notes	4.75	4/1/2029	84,000	82,939
Six Flags Entertainment Corp., Gtd. Notes(a)	5.50	4/15/2027	85,000	85,000
Six Flags Entertainment Corp., Gtd. Notes(a)	7.25	5/15/2031	157,000	155,001

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Consumer Discretionary — 9.5% (continued)
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.25	7/15/2029	75,000	71,989
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.38	4/15/2027	107,000	107,000
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	6.50	10/1/2028	54,000	53,893
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, Gtd. Notes(a)	8.63	1/15/2032	297,000	303,250
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., Sr. Scd. Notes(a)	6.63	5/1/2032	115,000	117,473
Somnigroup International, Inc., Gtd. Notes(a)	3.88	10/15/2031	206,000	192,242
Somnigroup International, Inc., Gtd. Notes(a),(b)	4.00	4/15/2029	276,000	267,800
Speedway Motorsports LLC/Speedway Funding II, Inc., Sr. Unscd. Notes(a)	4.88	11/1/2027	18,000	17,972
Station Casinos LLC, Gtd. Notes(a)	4.50	2/15/2028	189,000	188,050
Station Casinos LLC, Gtd. Notes(a)	4.63	12/1/2031	49,000	47,025
Station Casinos LLC, Gtd. Notes(a)	6.63	3/15/2032	267,000	273,266
STL Holding Co. LLC, Sr. Unscd. Notes(a)	8.75	2/15/2029	156,000	164,239
Studio City Co. Ltd., Sr. Scd. Notes(a)	7.00	2/15/2027	110,000	110,122
Studio City Finance Ltd., Gtd. Notes(a)	5.00	1/15/2029	457,000	442,580
Studio City Finance Ltd., Gtd. Notes(a)	6.50	1/15/2028	266,000	266,105
Taylor Morrison Communities, Inc., Gtd. Notes(a)	5.75	11/15/2032	5,000	5,131
The New Home Company, Inc., Sr. Unscd. Notes(a)	8.50	11/1/2030	87,000	90,724
The New Home Company, Inc., Sr. Unscd. Notes(a)	9.25	10/1/2029	253,000	265,895
Thor Industries, Inc., Gtd. Notes(a)	4.00	10/15/2029	137,000	131,829
Travel + Leisure Co., Sr. Scd. Notes(a)	4.50	12/1/2029	178,000	173,423
Travel + Leisure Co., Sr. Scd. Notes(a)	4.63	3/1/2030	130,000	126,834
Travel + Leisure Co., Sr. Scd. Notes	6.00	4/1/2027	213,000	215,625
Travel + Leisure Co., Sr. Scd. Notes(a)	6.13	9/1/2033	137,000	138,568
Tri Pointe Homes, Inc., Gtd. Notes	5.25	6/1/2027	87,000	87,330
Tri Pointe Homes, Inc., Gtd. Notes	5.70	6/15/2028	354,000	357,983
Vail Resorts, Inc., Gtd. Notes(a)	5.63	7/15/2030	114,000	115,744
Vail Resorts, Inc., Gtd. Notes(a)	6.50	5/15/2032	43,000	44,552
Velocity Vehicle Group LLC, Sr. Unscd. Notes(a)	8.00	6/1/2029	107,000	104,844
Viking Cruises Ltd., Gtd. Notes(a)	9.13	7/15/2031	162,000	172,726
Viking Cruises Ltd., Sr. Unscd. Notes(a)	5.88	10/15/2033	453,000	459,300
Viking Cruises Ltd., Sr. Unscd. Notes(a)	7.00	2/15/2029	133,000	133,355
VOC Escrow Ltd., Sr. Scd. Notes(a)	5.00	2/15/2028	138,000	137,821
Voyager Parent LLC, Sr. Scd. Notes(a)	9.25	7/1/2032	554,000	588,964
Warnermedia Holdings, Inc., Gtd. Notes	3.76	3/15/2027	230,000	228,387
Warnermedia Holdings, Inc., Gtd. Notes	4.05	3/15/2029	374,000	363,402
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	192,000	158,936
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	1,183,000	1,040,822
Warnermedia Holdings, Inc., Gtd. Notes	5.05	3/15/2042	1,331,000	940,327
Warnermedia Holdings, Inc., Gtd. Notes	5.14	3/15/2052	323,000	214,110
Whirlpool Corp., Sr. Unscd. Notes	2.40	5/15/2031	90,000	75,210
Whirlpool Corp., Sr. Unscd. Notes	4.50	6/1/2046	140,000	102,233
Whirlpool Corp., Sr. Unscd. Notes(b)	4.60	5/15/2050	160,000	116,187
Whirlpool Corp., Sr. Unscd. Notes	4.70	5/14/2032	88,000	80,325
Whirlpool Corp., Sr. Unscd. Notes	4.75	2/26/2029	161,000	159,201
Whirlpool Corp., Sr. Unscd. Notes	5.15	3/1/2043	46,000	37,667
Whirlpool Corp., Sr. Unscd. Notes(b)	5.50	3/1/2033	119,000	111,764
Whirlpool Corp., Sr. Unscd. Notes	5.75	3/1/2034	74,000	69,670
Whirlpool Corp., Sr. Unscd. Notes(b)	6.13	6/15/2030	81,000	81,289
Whirlpool Corp., Sr. Unscd. Notes	6.50	6/15/2033	64,000	63,130
Windsor Holdings III LLC, Sr. Scd. Notes(a)	8.50	6/15/2030	203,000	214,094
Winnebago Industries, Inc., Sr. Scd. Notes(a)	6.25	7/15/2028	104,000	104,210

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Consumer Discretionary — 9.5% (continued)
Wyndham Hotels & Resorts, Inc., Gtd. Notes(a)	4.38	8/15/2028	190,000	187,866
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes(a)	5.25	5/15/2027	418,000	420,309
Wynn Macau Ltd., Sr. Unscd. Notes(a)	5.13	12/15/2029	165,000	163,892
Wynn Macau Ltd., Sr. Unscd. Notes(a)	5.50	10/1/2027	222,000	221,730
Wynn Macau Ltd., Sr. Unscd. Notes(a)	5.63	8/26/2028	417,000	416,569
Wynn Macau Ltd., Sr. Unscd. Notes(a)	6.75	2/15/2034	332,000	337,072
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes(a)	5.13	10/1/2029	99,000	99,542
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes(a)	6.25	3/15/2033	230,000	234,364
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes(a)	7.13	2/15/2031	253,000	272,649
				36,346,625
Consumer Durables & Apparel — .6%
Beach Acquisition Bidco LLC, Sr. Unscd. Notes(a),(c)	10.00	7/15/2033	742,050	816,661
Champ Acquisition Corp., Sr. Scd. Notes(a)	8.38	12/1/2031	119,000	127,372
Crocs, Inc., Gtd. Notes(a)	4.13	8/15/2031	74,000	67,762
Crocs, Inc., Gtd. Notes(a)	4.25	3/15/2029	175,000	168,769
Kontoor Brands, Inc., Gtd. Notes(a)	4.13	11/15/2029	247,000	234,309
S&S Holdings LLC, Sr. Scd. Notes(a)	8.38	10/1/2031	131,000	124,754
The William Carter Company, Gtd. Notes(a)	7.38	2/15/2031	161,000	166,502
Under Armour, Inc., Gtd. Notes(a)	7.25	7/15/2030	261,000	267,319
VF Corp., Sr. Unscd. Notes	2.80	4/23/2027	164,000	160,037
VF Corp., Sr. Unscd. Notes	2.95	4/23/2030	211,000	192,187
VF Corp., Sr. Unscd. Notes	6.45	11/1/2037	72,000	69,344
Wolverine World Wide, Inc., Gtd. Notes(a)	4.00	8/15/2029	56,000	52,276
				2,447,292
Consumer Staples — .7%
ACCO Brands Corp., Gtd. Notes(a)	4.25	3/15/2029	49,000	45,385
CD&R Smokey Buyer, Inc./Radio Systems Corp., Sr. Scd. Notes(a)	9.50	10/15/2029	143,000	126,130
Central Garden & Pet Co., Gtd. Notes	5.13	2/1/2028	25,000	25,003
Edgewell Personal Care Co., Gtd. Notes(a)	4.13	4/1/2029	86,000	82,506
Edgewell Personal Care Co., Gtd. Notes(a)	5.50	6/1/2028	245,000	244,891
Kronos Acquisition Holdings, Inc., Sr. Scd. Notes(a)	8.25	6/30/2031	144,000	101,878
Kronos Acquisition Holdings, Inc., Sr. Unscd. Notes(a)	10.75	6/30/2032	118,000	56,860
Newell Brands, Inc., Sr. Unscd. Notes	6.38	9/15/2027	94,000	95,090
Newell Brands, Inc., Sr. Unscd. Notes(b)	6.38	5/15/2030	89,000	87,942
Newell Brands, Inc., Sr. Unscd. Notes	6.63	9/15/2029	106,000	106,152
Newell Brands, Inc., Sr. Unscd. Notes	6.63	5/15/2032	87,000	85,260
Newell Brands, Inc., Sr. Unscd. Notes	7.38	4/1/2036	82,000	79,184
Newell Brands, Inc., Sr. Unscd. Notes	7.50	4/1/2046	169,000	142,617
Newell Brands, Inc., Sr. Unscd. Notes(a)	8.50	6/1/2028	231,000	242,346
Opal Bidco SAS, Sr. Scd. Bonds(a)	6.50	3/31/2032	279,000	284,856
Perrigo Finance Unlimited Co., Gtd. Bonds	4.90	12/15/2044	65,000	51,146
Perrigo Finance Unlimited Co., Gtd. Notes	5.15	6/15/2030	168,000	162,553
Perrigo Finance Unlimited Co., Gtd. Notes	6.13	9/30/2032	126,000	123,920
Prestige Brands, Inc., Gtd. Notes(a)	3.75	4/1/2031	282,000	263,962
Prestige Brands, Inc., Gtd. Notes(a)	5.13	1/15/2028	215,000	215,091
SWF Holdings I Corp., Scd. Notes(a)	6.50	10/6/2029	40,000	16,797
The Scotts Miracle-Gro Company, Gtd. Notes	4.00	4/1/2031	52,000	49,014
The Scotts Miracle-Gro Company, Gtd. Notes	4.38	2/1/2032	44,000	41,547
				2,730,130
Diversified Financials — 6.3%
Aretec Group, Inc., Sr. Scd. Notes(a)	10.00	8/15/2030	217,000	234,021
Aretec Group, Inc., Sr. Unscd. Notes(a)	7.50	4/1/2029	114,000	114,004
Atlanticus Holdings Corp., Gtd. Notes(a)	9.75	9/1/2030	190,000	181,042
Avation Group S Pte Ltd., Gtd. Notes(a)	8.50	5/15/2031	79,000	77,936
Azorra Finance Ltd., Gtd. Notes(a)	7.25	1/15/2031	344,000	360,381
Azorra Finance Ltd., Gtd. Notes(a)	7.75	4/15/2030	331,000	348,182

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Diversified Financials — 6.3% (continued)
BlackRock TCP Capital Corp., Sr. Unscd. Notes	6.95	5/30/2029	100,000	99,335
Bread Financial Holdings, Inc., Gtd. Notes(a)	6.75	5/15/2031	166,000	170,805
Bread Financial Holdings, Inc., Sub. Notes(a),(b)	8.38	6/15/2035	141,000	144,730
Burford Capital Global Finance LLC, Gtd. Notes(a)	6.25	4/15/2028	295,000	294,688
Burford Capital Global Finance LLC, Gtd. Notes(a)	6.88	4/15/2030	285,000	278,599
Burford Capital Global Finance LLC, Gtd. Notes(a)	7.50	7/15/2033	157,000	151,891
Burford Capital Global Finance LLC, Gtd. Notes(a)	8.50	1/15/2034	144,000	144,645
Burford Capital Global Finance LLC, Gtd. Notes(a)	9.25	7/1/2031	375,000	386,830
Cobra AcquisitionCo LLC, Gtd. Notes(a)	6.38	11/1/2029	103,000	88,929
Cobra AcquisitionCo LLC, Sr. Unscd. Notes(a)	12.25	11/1/2029	139,000	140,663
Coinbase Global, Inc., Gtd. Notes(a)	3.38	10/1/2028	285,000	272,134
Coinbase Global, Inc., Gtd. Notes(a)	3.63	10/1/2031	207,000	183,137
Compass Group Diversified Holdings LLC, Gtd. Notes(a)	5.25	4/15/2029	181,192	168,992
Compass Group Diversified Holdings LLC, Sr. Unscd. Notes(a)	5.00	1/15/2032	62,012	55,325
Credit Acceptance Corp., Gtd. Notes(a)	6.63	3/15/2030	135,000	135,567
Credit Acceptance Corp., Gtd. Notes(a)	9.25	12/15/2028	125,000	130,971
CrossCountry Intermediate HoldCo LLC, Sr. Unscd. Notes(a)	6.50	10/1/2030	256,000	259,906
CrossCountry Intermediate HoldCo LLC, Sr. Unscd. Notes(a)	6.75	12/1/2032	170,000	171,348
Encore Capital Group, Inc., Sr. Scd. Notes(a)	6.63	4/15/2031	186,000	187,744
Encore Capital Group, Inc., Sr. Scd. Notes(a)	8.50	5/15/2030	71,000	76,134
Encore Capital Group, Inc., Sr. Scd. Notes(a)	9.25	4/1/2029	263,000	276,596
Enova International, Inc., Gtd. Notes(a)	9.13	8/1/2029	136,000	143,727
Enova International, Inc., Gtd. Notes(a)	11.25	12/15/2028	158,000	167,247
EZCORP, Inc., Gtd. Notes(a)	7.38	4/1/2032	161,000	171,654
Focus Financial Partners LLC, Sr. Scd. Notes(a)	6.75	9/15/2031	275,000	281,576
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a)	6.88	5/1/2031	224,000	222,480
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a)	7.88	4/1/2033	108,000	110,171
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a)	8.38	4/1/2032	101,000	105,598
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a)	9.13	5/15/2031	314,000	332,663
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a)	9.25	2/1/2029	403,000	421,830
GGAM Finance Ltd., Gtd. Notes(a)	6.88	4/15/2029	124,000	128,452
GGAM Finance Ltd., Gtd. Notes(a)	8.00	2/15/2027	208,000	211,302
GGAM Finance Ltd., Sr. Unscd. Notes(a)	5.88	3/15/2030	98,000	99,748
GGAM Finance Ltd., Sr. Unscd. Notes(a)	8.00	6/15/2028	115,000	121,104
Global Aircraft Leasing Co. Ltd., Sr. Scd. Notes(a)	8.75	9/1/2027	460,000	476,418
goeasy Ltd., Gtd. Notes(a)	6.88	5/15/2030	183,000	174,376
goeasy Ltd., Gtd. Notes(a)	6.88	2/15/2031	146,000	137,219
goeasy Ltd., Gtd. Notes(a)	9.25	12/1/2028	324,000	333,321
goeasy Ltd., Sr. Unscd. Notes(a)	7.38	10/1/2030	101,000	97,282
goeasy Ltd., Sr. Unscd. Notes(a)	7.63	7/1/2029	149,000	147,560
HA Sustainable Infrastructure Capital, Inc., Gtd. Notes	8.00	6/1/2056	138,000	144,427
Hightower Holding LLC, Gtd. Notes(a)	6.75	4/15/2029	91,000	91,014
Hightower Holding LLC, Sr. Unscd. Notes(a)	9.13	1/31/2030	70,000	74,235
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	4.38	2/1/2029	224,000	197,648
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	5.25	5/15/2027	394,000	389,581
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	9.00	6/15/2030	196,000	191,198
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	9.75	1/15/2029	179,000	180,082
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes(a)	10.00	11/15/2029	296,000	298,656
Jane Street Group/JSG Finance, Inc., Sr. Scd. Bonds(a)	6.75	5/1/2033	418,000	434,616
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(a)	6.13	11/1/2032	308,000	313,705
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(a)	7.13	4/30/2031	250,000	262,759
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unscd. Notes(a)	5.00	8/15/2028	459,000	444,948
Jefferson Capital Holdings LLC, Gtd. Notes(a)	8.25	5/15/2030	212,000	223,467
Jefferson Capital Holdings LLC, Gtd. Notes(a)	9.50	2/15/2029	250,000	262,680
LD Holdings Group LLC, Gtd. Notes(a)	6.13	4/1/2028	146,000	138,393
LD Holdings Group LLC, Gtd. Notes(a)	8.75	11/1/2027	70,000	69,804

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Diversified Financials — 6.3% (continued)
LFS Topco LLC, Sr. Unscd. Notes(a)	8.75	7/15/2030	48,000	48,235
Navient Corp., Sr. Unscd. Notes	4.88	3/15/2028	146,000	143,074
Navient Corp., Sr. Unscd. Notes	5.00	3/15/2027	138,000	137,031
Navient Corp., Sr. Unscd. Notes	5.50	3/15/2029	148,000	144,686
Navient Corp., Sr. Unscd. Notes	5.63	8/1/2033	158,000	137,686
Navient Corp., Sr. Unscd. Notes	7.88	6/15/2032	102,000	102,957
Navient Corp., Sr. Unscd. Notes	9.38	7/25/2030	98,000	105,511
Navient Corp., Sr. Unscd. Notes	11.50	3/15/2031	130,000	141,567
OneMain Finance Corp., Gtd. Notes	3.88	9/15/2028	162,000	157,543
OneMain Finance Corp., Gtd. Notes	4.00	9/15/2030	234,000	219,527
OneMain Finance Corp., Gtd. Notes	5.38	11/15/2029	52,000	51,863
OneMain Finance Corp., Gtd. Notes	6.13	5/15/2030	199,000	202,766
OneMain Finance Corp., Gtd. Notes	6.50	3/15/2033	220,000	221,190
OneMain Finance Corp., Gtd. Notes	6.63	1/15/2028	203,000	208,353
OneMain Finance Corp., Gtd. Notes	6.63	5/15/2029	299,000	308,718
OneMain Finance Corp., Gtd. Notes	6.75	3/15/2032	214,000	218,723
OneMain Finance Corp., Gtd. Notes	6.75	9/15/2033	276,000	279,501
OneMain Finance Corp., Gtd. Notes	7.13	11/15/2031	248,000	257,028
OneMain Finance Corp., Gtd. Notes	7.13	9/15/2032	164,000	169,877
OneMain Finance Corp., Gtd. Notes	7.50	5/15/2031	207,000	216,948
OneMain Finance Corp., Gtd. Notes	7.88	3/15/2030	235,000	247,723
Osaic Holdings, Inc., Gtd. Notes(a)	8.00	8/1/2033	90,000	93,285
Osaic Holdings, Inc., Sr. Scd. Notes(a)	6.75	8/1/2032	75,000	77,720
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., Sr. Unscd. Notes(a)	6.38	2/1/2027	178,000	178,035
PennyMac Financial Services, Inc., Gtd. Bonds(a)	6.88	5/15/2032	231,000	236,423
PennyMac Financial Services, Inc., Gtd. Notes(a)	4.25	2/15/2029	335,000	322,120
PennyMac Financial Services, Inc., Gtd. Notes(a)	5.75	9/15/2031	172,000	170,147
PennyMac Financial Services, Inc., Gtd. Notes(a)	6.75	2/15/2034	177,000	177,515
PennyMac Financial Services, Inc., Gtd. Notes(a)	6.88	2/15/2033	246,000	250,920
PennyMac Financial Services, Inc., Gtd. Notes(a)	7.13	11/15/2030	228,000	235,342
PennyMac Financial Services, Inc., Gtd. Notes(a)	7.88	12/15/2029	308,000	324,482
PHH Escrow Issuer LLC/PHH Corp., Sr. Unscd. Notes(a)	9.88	11/1/2029	214,000	218,826
Phoenix Aviation Capital Ltd., Sr. Unscd. Notes(a)	9.25	7/15/2030	214,000	224,450
Planet Financial Group LLC, Gtd. Notes(a)	10.50	12/15/2029	390,000	404,816
PRA Group, Inc., Gtd. Notes(a)	5.00	10/1/2029	258,000	236,494
PRA Group, Inc., Gtd. Notes(a)	8.38	2/1/2028	287,000	289,769
PRA Group, Inc., Gtd. Notes(a)	8.88	1/31/2030	295,000	296,935
Prospect Capital Corp., Sr. Unscd. Notes(b)	3.44	10/15/2028	166,000	147,494
Provident Funding Associates LP/PFG Finance Corp., Sr. Unscd. Notes(a)	9.75	9/15/2029	180,000	188,749
RFNA LP, Sr. Unscd. Notes(a)	7.88	2/15/2030	91,000	91,603
Rocket Cos., Inc., Gtd. Notes(a)	6.13	8/1/2030	426,000	436,296
Rocket Cos., Inc., Gtd. Notes(a)	6.38	8/1/2033	427,000	443,523
Rocket Cos., Inc., Gtd. Notes(a)	6.50	8/1/2029	147,000	151,151
Rocket Cos., Inc., Gtd. Notes(a)	7.13	2/1/2032	175,000	183,216
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(a)	3.63	3/1/2029	34,000	32,748
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(a)	3.88	3/1/2031	211,000	197,895
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(a)	4.00	10/15/2033	67,000	61,416
Stonebriar ABF Issuer LLC, Sr. Unscd. Notes(a)	8.13	12/15/2030	210,000	217,933
Stonex Escrow Issuer LLC, Scd. Notes(a)	6.88	7/15/2032	175,000	180,612
StoneX Group, Inc., Scd. Notes(a)	7.88	3/1/2031	324,000	344,626
Synchrony Financial, Sub. Notes	7.25	2/2/2033	35,000	37,200
TrueNoord Capital DAC, Gtd. Notes(a)	8.75	3/1/2030	112,000	118,225
United Wholesale Mortgage LLC, Sr. Unscd. Notes(a)	5.50	4/15/2029	193,000	190,717
United Wholesale Mortgage LLC, Sr. Unscd. Notes(a)	5.75	6/15/2027	375,000	375,588
UWM Holdings LLC, Gtd. Notes(a)	6.25	3/15/2031	288,000	286,184
UWM Holdings LLC, Gtd. Notes(a)	6.63	2/1/2030	345,000	347,901

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Diversified Financials — 6.3% (continued)
Vericast Corp., Scd. Notes(a)	12.50	12/15/2027	15,000	15,310
VFH Parent LLC/Valor Co-Issuer, Inc., Sr. Scd. Bonds(a)	7.50	6/15/2031	146,000	152,967
				24,394,616
Electronic Components — .7%
Coherent Corp., Gtd. Notes(a)	5.00	12/15/2029	170,000	169,413
Energizer Holdings, Inc., Gtd. Notes(a)	4.38	3/31/2029	162,000	155,630
Energizer Holdings, Inc., Gtd. Notes(a)	4.75	6/15/2028	93,000	91,917
Energizer Holdings, Inc., Gtd. Notes(a)	6.00	9/15/2033	115,000	110,430
EnerSys, Gtd. Notes(a)	4.38	12/15/2027	86,000	85,584
EnerSys, Gtd. Notes(a)	6.63	1/15/2032	225,000	233,123
Imola Merger Corp., Sr. Scd. Notes(a)	4.75	5/15/2029	998,000	982,700
Sensata Technologies BV, Gtd. Notes(a)	4.00	4/15/2029	160,000	156,611
Sensata Technologies BV, Gtd. Notes(a)	5.88	9/1/2030	23,000	23,345
Sensata Technologies, Inc., Gtd. Notes(a)	3.75	2/15/2031	35,000	32,836
TTM Technologies, Inc., Gtd. Notes(a)	4.00	3/1/2029	48,000	46,631
WESCO Distribution, Inc., Gtd. Notes(a)	6.38	3/15/2029	198,000	204,241
WESCO Distribution, Inc., Gtd. Notes(a)	6.38	3/15/2033	149,000	155,048
WESCO Distribution, Inc., Gtd. Notes(a)	7.25	6/15/2028	348,000	352,393
				2,799,902
Energy — 11.8%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes(a)	7.50	10/1/2029	238,000	250,372
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(a)	5.38	6/15/2029	225,000	225,344
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(a)	5.75	1/15/2028	192,000	192,150
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(a)	5.75	7/1/2034	156,000	157,540
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(a)	6.63	2/1/2032	219,000	227,587
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unscd. Bonds(a)	5.75	10/15/2033	117,000	118,163
Archrock Partners LP/Archrock Partners Finance Corp., Gtd. Notes(a)	6.25	4/1/2028	28,000	28,071
Archrock Partners LP/Archrock Partners Finance Corp., Gtd. Notes(a)	6.63	9/1/2032	185,000	191,720
Archrock Services LP/Archrock Partners Finance Corp., Gtd. Notes(a)	6.00	2/1/2034	209,000	209,045
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes(a)	6.63	7/15/2033	142,000	146,988
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unscd. Notes(a)	5.88	6/30/2029	158,000	158,991
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unscd. Notes(a)	6.63	10/15/2032	161,000	167,025
BKV Upstream Midstream LLC, Gtd. Notes(a)	7.50	10/15/2030	171,000	173,178
Breakwater Energy Holdings Sarl, Sr. Scd. Notes(a)	9.25	11/15/2030	406,000	425,723
Bristow Group, Inc., Sr. Scd. Notes(a)	6.75	2/1/2033	137,000	138,776
Bristow Group, Inc., Sr. Scd. Notes(a)	6.88	3/1/2028	241,000	241,450
Buckeye Partners LP, Sr. Unscd. Notes	4.13	12/1/2027	128,000	126,841
Buckeye Partners LP, Sr. Unscd. Notes(a)	4.50	3/1/2028	146,000	145,190
Buckeye Partners LP, Sr. Unscd. Notes	5.60	10/15/2044	38,000	34,464
Buckeye Partners LP, Sr. Unscd. Notes	5.85	11/15/2043	80,000	74,839
Buckeye Partners LP, Sr. Unscd. Notes(a)	6.75	2/1/2030	135,000	141,299
Buckeye Partners LP, Sr. Unscd. Notes	6.75	8/15/2033	108,000	112,197
Buckeye Partners LP, Sr. Unscd. Notes(a)	6.88	7/1/2029	229,000	238,242
California Resources Corp., Gtd. Notes(a)	7.00	1/15/2034	388,000	391,599
California Resources Corp., Gtd. Notes(a)	8.25	6/15/2029	691,000	726,908
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes(a)	9.75	7/15/2028	61,000	62,825
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes(a)	9.75	2/15/2031	75,000	77,444
Caturus Energy LLC, Sr. Unscd. Notes(a)	8.50	2/15/2030	172,000	179,267
CHC Group LLC, Sr. Scd. Notes(a)	11.75	9/1/2030	305,000	293,556
Chord Energy Corp., Gtd. Notes(a)	6.00	10/1/2030	447,000	455,918
Chord Energy Corp., Gtd. Notes(a)	6.75	3/15/2033	400,000	414,640
CNX Midstream Partners LP, Gtd. Notes(a)	4.75	4/15/2030	141,000	137,065
CNX Resources Corp., Gtd. Notes(a)	6.00	1/15/2029	263,000	264,625
CNX Resources Corp., Gtd. Notes(a)	7.25	3/1/2032	339,000	354,809
CNX Resources Corp., Gtd. Notes(a)	7.38	1/15/2031	277,000	287,052

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Energy — 11.8% (continued)
Comstock Resources, Inc., Gtd. Notes(a)	5.88	1/15/2030	304,000	296,744
Comstock Resources, Inc., Gtd. Notes(a)	6.75	3/1/2029	683,000	687,135
Comstock Resources, Inc., Gtd. Notes(a)	6.75	3/1/2029	301,000	302,123
CQP Holdco LP/BIP-V Chinook Holdco LLC, Sr. Scd. Notes(a)	5.50	6/15/2031	377,000	374,890
Crescent Energy Finance LLC, Gtd. Notes(a)	7.38	1/15/2033	307,000	296,800
Crescent Energy Finance LLC, Gtd. Notes(a)	7.63	4/1/2032	428,000	424,881
Crescent Energy Finance LLC, Gtd. Notes(a)	7.88	4/15/2032	200,000	198,977
Crescent Energy Finance LLC, Gtd. Notes(a)	8.38	1/15/2034	345,000	349,130
Crescent Energy Finance LLC, Gtd. Notes(a)	9.75	10/15/2030	37,000	39,306
CVR Energy, Inc., Gtd. Bonds(a)	5.75	2/15/2028	140,000	139,884
CVR Energy, Inc., Gtd. Notes(a)	8.50	1/15/2029	341,000	355,238
DBR Land Holdings LLC, Gtd. Notes(a)	6.25	12/1/2030	143,000	146,504
Delek Logistics Partners LP/Delek Logistics Finance Corp., Gtd. Notes(a)	7.13	6/1/2028	258,000	259,771
Delek Logistics Partners LP/Delek Logistics Finance Corp., Gtd. Notes(a)	7.38	6/30/2033	231,000	237,774
Delek Logistics Partners LP/Delek Logistics Finance Corp., Gtd. Notes(a)	8.63	3/15/2029	558,000	583,723
Diamond Foreign Asset Co./Diamond Finance LLC, Scd. Notes(a)	8.50	10/1/2030	135,000	143,593
Enerflex, Inc., Sr. Unscd. Notes(a)	6.88	1/15/2031	107,000	110,517
Energy Transfer LP, Jr. Sub. Notes	6.50	2/15/2056	612,000	611,858
Energy Transfer LP, Jr. Sub. Notes	6.75	2/15/2056	264,000	265,485
Energy Transfer LP, Jr. Sub. Notes	7.13	10/1/2054	197,000	203,404
Energy Transfer LP, Jr. Sub. Notes	8.00	5/15/2054	418,000	446,177
EnQuest PLC, Gtd. Notes(a),(b)	11.63	11/1/2027	105,000	106,029
Excelerate Energy LP, Gtd. Bonds(a)	8.00	5/15/2030	228,000	243,893
FORESEA Holding SA, Sr. Scd. Notes(a)	7.50	6/15/2030	63,000	62,208
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	7.75	2/1/2028	275,000	275,885
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	7.88	5/15/2032	162,000	169,068
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	8.00	5/15/2033	138,000	144,076
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	8.25	1/15/2029	146,000	152,148
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	8.88	4/15/2030	104,000	109,363
Global Marine, Inc., Gtd. Notes	7.00	6/1/2028	57,000	56,197
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.88	1/15/2029	85,000	86,138
Global Partners LP/GLP Finance Corp., Gtd. Notes(a)	7.13	7/1/2033	122,000	125,008
Global Partners LP/GLP Finance Corp., Gtd. Notes(a)	8.25	1/15/2032	125,000	131,740
Gulfport Energy Operating Corp., Gtd. Notes(a)	6.75	9/1/2029	410,000	423,181
Harvest Midstream I LP, Sr. Unscd. Notes(a)	7.50	9/1/2028	345,000	349,634
Harvest Midstream I LP, Sr. Unscd. Notes(a)	7.50	5/15/2032	159,000	166,123
Helix Energy Solutions Group, Inc., Gtd. Notes(a)	9.75	3/1/2029	341,000	358,205
Hess Midstream Operations LP, Gtd. Notes(a)	5.88	3/1/2028	54,000	55,030
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	5.75	2/1/2029	135,000	135,006
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.00	4/15/2030	72,000	70,948
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.00	2/1/2031	69,000	66,636
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.25	11/1/2028	163,000	164,283
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.25	4/15/2032	74,000	71,083
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.88	5/15/2034	87,000	83,791
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	7.25	2/15/2035	232,000	224,430
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	8.38	11/1/2033	80,000	83,023
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(a)	6.63	1/15/2034	262,000	268,730
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(a)	7.38	7/15/2032	22,000	23,241
Ithaca Energy North Sea PLC, Sr. Unscd. Notes(a)	8.13	10/15/2029	284,000	297,367
ITT Holdings LLC, Sr. Unscd. Notes(a)	6.50	8/1/2029	543,000	523,535
Kinetik Holdings LP, Sr. Unscd. Notes(a)	6.63	12/15/2028	130,000	133,923
Kodiak Gas Services LLC, Gtd. Notes(a)	6.50	10/1/2033	268,000	274,349
Kodiak Gas Services LLC, Gtd. Notes(a)	6.75	10/1/2035	213,000	220,028
Kodiak Gas Services LLC, Gtd. Notes(a)	7.25	2/15/2029	229,000	237,619
Kraken Oil & Gas Partners LLC, Sr. Unscd. Notes(a)	7.63	8/15/2029	316,000	315,737

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Energy — 11.8% (continued)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Gtd. Notes(a)	6.88	12/1/2032	115,000	119,510
Martin Midstream Partners LP/Martin Midstream Finance Corp., Scd. Notes(a)	11.50	2/15/2028	282,000	293,320
Matador Resources Co., Gtd. Notes(a)	6.25	4/15/2033	218,000	219,925
Matador Resources Co., Gtd. Notes(a)	6.50	4/15/2032	354,000	360,538
Matador Resources Co., Gtd. Notes(a)	6.88	4/15/2028	280,000	285,816
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes(a)	8.25	9/1/2031	424,000	412,229
Murphy Oil Corp., Sr. Unscd. Notes	6.00	10/1/2032	33,000	32,941
Murphy Oil Corp., Sr. Unscd. Notes	6.50	2/15/2034	116,000	115,840
Nabors Industries, Inc., Gtd. Notes(a)	7.63	11/15/2032	130,000	132,379
Nabors Industries, Inc., Gtd. Notes(a)	8.88	8/15/2031	53,000	53,948
Nabors Industries, Inc., Gtd. Notes(a)	9.13	1/31/2030	150,000	158,367
NFE Financing LLC, Sr. Scd. Notes(a)	12.00	11/15/2029	501,000	177,191
NGL Energy Operating LLC/NGL Energy Finance Corp., Sr. Scd. Notes(a)	8.13	2/15/2029	273,000	283,368
NGL Energy Operating LLC/NGL Energy Finance Corp., Sr. Scd. Notes(a)	8.38	2/15/2032	366,000	382,983
Nine Energy Service, Inc., Sr. Scd. Notes(d)	13.00	2/1/2028	60,000	14,623
Noble Finance II LLC, Gtd. Notes(a)	8.00	4/15/2030	554,000	577,406
Northern Oil & Gas, Inc., Sr. Unscd. Notes(a)	7.88	10/15/2033	298,000	300,675
Northern Oil & Gas, Inc., Sr. Unscd. Notes(a)	8.75	6/15/2031	368,000	380,516
Northriver Midstream Finance LP, Sr. Scd. Notes(a)	6.75	7/15/2032	90,000	91,590
NuStar Logistics LP, Gtd. Notes	5.63	4/28/2027	13,000	13,129
Oceaneering International, Inc., Sr. Unscd. Notes	6.00	2/1/2028	81,000	82,345
Oceaneering International, Inc., Sr. Unscd. Notes	6.00	2/1/2028	296,000	300,686
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes	6.00	2/15/2028	457,000	456,146
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes(a)	7.88	9/15/2030	277,000	277,421
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes(a)	9.88	3/15/2030	399,000	423,180
Permian Resources Operating LLC, Gtd. Notes(a)	5.88	7/1/2029	110,000	110,449
Permian Resources Operating LLC, Gtd. Notes(a)	6.25	2/1/2033	101,000	104,173
Permian Resources Operating LLC, Gtd. Notes(a)	7.00	1/15/2032	149,000	156,050
Permian Resources Operating LLC, Gtd. Notes(a)	8.00	4/15/2027	60,000	60,600
Prairie Acquiror LP, Sr. Scd. Notes(a)	9.00	8/1/2029	134,000	139,075
Precision Drilling Corp., Gtd. Notes(a)	6.88	1/15/2029	376,000	380,293
Puma International Financing SA, Gtd. Notes(a)	7.75	4/25/2029	407,000	420,590
Range Resources Corp., Gtd. Notes(a)	4.75	2/15/2030	150,000	147,954
Rockies Express Pipeline LLC, Sr. Unscd. Notes(a)	4.80	5/15/2030	19,000	18,734
Rockies Express Pipeline LLC, Sr. Unscd. Notes(a)	4.95	7/15/2029	29,000	28,921
Rockies Express Pipeline LLC, Sr. Unscd. Notes(a)	6.75	3/15/2033	85,000	89,726
Rockies Express Pipeline LLC, Sr. Unscd. Notes(a)	6.88	4/15/2040	44,000	45,024
Saturn Oil & Gas, Inc., Sr. Scd. Notes(a)	9.63	6/15/2029	79,000	80,756
Seadrill Finance Ltd., Scd. Notes(a)	8.38	8/1/2030	222,000	232,260
SESI LLC, Sr. Scd. Notes(a)	7.88	9/30/2030	353,000	355,735
SM Energy Co., Gtd. Notes(a)	8.38	7/1/2028	323,000	333,993
SM Energy Co., Gtd. Notes(a)	8.63	11/1/2030	289,000	305,823
SM Energy Co., Gtd. Notes(a)	8.75	7/1/2031	258,000	271,028
SM Energy Co., Gtd. Notes(a)	9.63	6/15/2033	232,000	253,693
SM Energy Co., Sr. Unscd. Notes	6.50	7/15/2028	99,000	100,107
SM Energy Co., Sr. Unscd. Notes(a)	6.75	8/1/2029	289,000	292,301
SM Energy Co., Sr. Unscd. Notes(a)	7.00	8/1/2032	120,000	120,306
South Bow Canadian Infrastructure Holdings Ltd., Gtd. Notes	7.50	3/1/2055	90,000	95,171
South Bow Canadian Infrastructure Holdings Ltd., Gtd. Notes	7.63	3/1/2055	130,000	135,165
Star Holding LLC, Sr. Scd. Notes(a)	8.75	8/1/2031	108,000	108,003
Summit Midstream Holdings LLC, Sr. Scd. Notes(a)	8.63	10/31/2029	300,000	313,332
Sunoco LP, Gtd. Notes(a)	5.63	3/15/2031	211,000	212,282
Sunoco LP, Gtd. Notes(a)	5.88	3/15/2034	227,000	227,715
Sunoco LP, Gtd. Notes(a)	6.25	7/1/2033	201,000	206,648
Sunoco LP, Gtd. Notes(a)	7.00	5/1/2029	178,000	185,026

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Energy — 11.8% (continued)
Sunoco LP, Gtd. Notes(a)	7.25	5/1/2032	176,000	186,190
Sunoco LP, Sr. Unscd. Notes(a)	4.50	10/1/2029	164,000	160,868
Sunoco LP, Sr. Unscd. Notes(a)	4.63	5/1/2030	203,000	198,018
Sunoco LP, Sr. Unscd. Notes(a)	5.88	7/15/2027	86,000	86,131
Sunoco LP, Sr. Unscd. Notes(a)	6.63	8/15/2032	158,000	162,947
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	4.50	5/15/2029	196,000	192,794
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	4.50	4/30/2030	138,000	134,820
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.88	3/15/2028	81,000	81,026
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.00	4/15/2027	56,000	56,070
Sunoco LP/Sunoco Finance Corp., Gtd. Notes(a)	7.00	9/15/2028	34,000	35,086
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(a)	5.50	1/15/2028	210,000	210,014
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(a)	6.00	12/31/2030	223,000	226,305
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(a)	6.00	9/1/2031	128,000	128,852
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(a)	6.75	3/15/2034	212,556	216,325
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Sr. Unscd. Notes(a)	7.38	2/15/2029	346,000	358,587
Talos Production, Inc., Scd. Notes(a)	9.00	2/1/2029	293,000	305,209
Talos Production, Inc., Scd. Notes(a)	9.38	2/1/2031	181,000	191,671
TerraForm Power Operating LLC, Gtd. Notes(a)	4.75	1/15/2030	389,000	377,489
TerraForm Power Operating LLC, Gtd. Notes(a)	5.00	1/31/2028	404,000	404,506
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes(a)	5.50	10/15/2029	173,000	171,244
TGS ASA, Sr. Scd. Bonds(a)	8.50	1/15/2030	264,000	277,607
Tidewater, Inc., Gtd. Notes(a)	9.13	7/15/2030	523,000	565,622
TransMontaigne Partners LLC, Gtd. Notes(a)	8.50	6/15/2030	158,000	163,916
Transocean Aquila Ltd., Sr. Scd. Notes(a)	8.00	9/30/2028	52,785	54,246
Transocean International Ltd., Gtd. Notes	6.80	3/15/2038	140,000	125,624
Transocean International Ltd., Gtd. Notes	7.50	4/15/2031	86,000	84,766
Transocean International Ltd., Gtd. Notes(a)	8.25	5/15/2029	181,000	184,268
Transocean International Ltd., Gtd. Notes(a),(b)	8.50	5/15/2031	177,000	180,075
Transocean International Ltd., Sr. Scd. Notes(a)	7.88	10/15/2032	31,000	32,711
Transocean International Ltd., Sr. Scd. Notes(a)	8.75	2/15/2030	123,188	128,455
Transocean Titan Financing Ltd., Sr. Scd. Notes(a)	8.38	2/1/2028	73,667	75,271
Trident Energy Finance PLC, Gtd. Notes(a)	12.50	11/30/2029	67,000	69,713
USA Compression Partners LP/USA Compression Finance Corp., Gtd. Notes(a)	6.25	10/1/2033	205,000	207,511
USA Compression Partners LP/USA Compression Finance Corp., Gtd. Notes(a)	7.13	3/15/2029	257,000	266,169
Valaris Ltd., Scd. Notes(a)	8.38	4/30/2030	331,000	345,962
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(a)	3.88	8/15/2029	110,000	104,523
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(a)	3.88	11/1/2033	61,000	53,070
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(a)	4.13	8/15/2031	48,000	44,297
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(a)	6.25	1/15/2030	39,000	39,972
Venture Global LNG, Inc., Sr. Scd. Notes(a),(b)	7.00	1/15/2030	311,000	312,941
Venture Global LNG, Inc., Sr. Scd. Notes(a)	8.13	6/1/2028	667,000	682,894
Venture Global LNG, Inc., Sr. Scd. Notes(a)	8.38	6/1/2031	464,000	474,627
Venture Global LNG, Inc., Sr. Scd. Notes(a)	9.50	2/1/2029	677,000	721,252
Venture Global LNG, Inc., Sr. Scd. Notes(a)	9.88	2/1/2032	466,000	493,257
Venture Global Plaquemines LNG LLC, Sr. Scd. Bonds(a)	6.13	12/15/2030	491,000	505,426
Venture Global Plaquemines LNG LLC, Sr. Scd. Bonds(a)	6.50	6/15/2034	345,000	357,554
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(a)	6.50	1/15/2034	536,000	556,661
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(a)	6.75	1/15/2036	455,000	477,075
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(a)	7.50	5/1/2033	327,000	358,515
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(a)	7.75	5/1/2035	308,000	343,513
Vermilion Energy, Inc., Sr. Unscd. Notes(a)	6.88	5/1/2030	154,000	153,988
Vermilion Energy, Inc., Sr. Unscd. Notes(a),(b)	7.25	2/15/2033	109,000	105,529
Viridien, Sr. Scd. Notes(a)	10.00	10/15/2030	75,000	80,684
W&T Offshore, Inc., Scd. Notes(a)	10.75	2/1/2029	36,000	35,568
WBI Operating LLC, Gtd. Notes(a)	6.25	10/15/2030	240,000	242,666
WBI Operating LLC, Sr. Unscd. Notes(a)	6.50	10/15/2033	130,000	131,217

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Energy — 11.8% (continued)
Weatherford International Ltd., Gtd. Notes(a)	6.75	10/15/2033	339,000	351,037
Wildfire Intermediate Holdings LLC, Sr. Unscd. Bonds(a)	7.50	10/15/2029	334,000	338,877
				45,340,688
Environmental Control — .7%
Clean Harbors, Inc., Gtd. Notes(a)	5.13	7/15/2029	121,000	121,211
Clean Harbors, Inc., Gtd. Notes(a)	5.75	10/15/2033	74,000	75,653
Clean Harbors, Inc., Gtd. Notes(a)	6.38	2/1/2031	264,000	270,315
Enviri Corp., Gtd. Notes(a)	5.75	7/31/2027	75,000	75,064
GFL Environmental Holdings US, Inc., Gtd. Notes(a)	5.50	2/1/2034	280,000	280,995
GFL Environmental, Inc., Gtd. Notes(a)	4.00	8/1/2028	98,000	96,400
GFL Environmental, Inc., Gtd. Notes(a)	4.38	8/15/2029	142,000	139,157
GFL Environmental, Inc., Gtd. Notes(a)	4.75	6/15/2029	198,000	196,782
GFL Environmental, Inc., Gtd. Notes(a)	6.75	1/15/2031	391,000	409,114
Luna 1.5 Sarl, Sr. Unscd. Notes(a),(c)	12.00	7/1/2032	294,000	310,139
Madison IAQ LLC, Sr. Unscd. Notes(a)	5.88	6/30/2029	313,000	312,609
Reworld Holding Corp., Gtd. Notes(a)	4.88	12/1/2029	200,000	193,574
Waste Pro USA, Inc., Sr. Unscd. Notes(a)	7.00	2/1/2033	59,000	60,907
Wrangler Holdco Corp., Gtd. Notes(a)	6.63	4/1/2032	35,000	36,424
				2,578,344
Food Products — 2.5%
Albertsons Cos., Inc., Sr. Unscd. Notes(a)	5.63	3/31/2032	295,000	294,865
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	3.50	3/15/2029	330,000	316,845
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	4.63	1/15/2027	435,000	434,890
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	4.88	2/15/2030	324,000	319,874
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	5.50	3/31/2031	191,000	191,693
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	5.75	3/31/2034	196,000	192,706
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	5.88	2/15/2028	180,000	180,126
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	6.25	3/15/2033	89,000	90,878
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	6.50	2/15/2028	313,000	318,084
B&G Foods, Inc., Gtd. Notes	5.25	9/15/2027	95,000	91,829
B&G Foods, Inc., Sr. Scd. Notes(a),(b)	8.00	9/15/2028	135,000	127,441
C&S Group Enterprises LLC, Gtd. Notes(a)	5.00	12/15/2028	140,000	131,560
Chobani Holdco II LLC, Sr. Unscd. Notes(a),(c)	8.75	10/1/2029	214,949	229,518
Chobani LLC/Chobani Finance Corp., Inc., Sr. Scd. Notes(a)	4.63	11/15/2028	25,000	24,890
Chobani LLC/Chobani Finance Corp., Inc., Sr. Unscd. Notes(a)	7.63	7/1/2029	47,000	48,883
Fiesta Purchaser, Inc., Sr. Scd. Notes(a)	7.88	3/1/2031	130,000	133,691
Fiesta Purchaser, Inc., Sr. Unscd. Notes(a)	9.63	9/15/2032	89,000	90,288
Froneri Lux FinCo Sarl, Sr. Scd. Notes(a)	6.00	8/1/2032	172,000	174,095
Ingles Markets, Inc., Sr. Unscd. Notes(a)	4.00	6/15/2031	59,000	55,828
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., Sr. Scd. Notes(a)	9.00	2/15/2029	262,000	274,680
Lamb Weston Holdings, Inc., Gtd. Notes(a)	4.13	1/31/2030	267,000	258,087
Lamb Weston Holdings, Inc., Gtd. Notes(a)	4.38	1/31/2032	140,000	133,388
Lamb Weston Holdings, Inc., Gtd. Notes(a)	4.88	5/15/2028	137,000	137,415
Land O’Lakes Capital Trust I, Ltd. Gtd. Debs.(a)	7.45	3/15/2028	255,000	262,677
Performance Food Group, Inc., Gtd. Notes(a)	4.25	8/1/2029	335,000	327,995
Performance Food Group, Inc., Gtd. Notes(a)	5.50	10/15/2027	301,000	301,106
Performance Food Group, Inc., Gtd. Notes(a)	6.13	9/15/2032	463,000	476,109
Post Holdings, Inc., Gtd. Notes(a)	4.50	9/15/2031	448,000	424,166

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Food Products — 2.5% (continued)
Post Holdings, Inc., Gtd. Notes(a)	4.63	4/15/2030	609,000	594,310
Post Holdings, Inc., Gtd. Notes(a)	6.25	10/15/2034	156,000	157,214
Post Holdings, Inc., Gtd. Notes(a)	6.38	3/1/2033	492,000	496,050
Post Holdings, Inc., Gtd. Notes(a)	6.50	3/15/2036	591,000	591,078
Post Holdings, Inc., Sr. Scd. Notes(a)	6.25	2/15/2032	205,000	210,700
Safeway, Inc., Sr. Unscd. Debs.	7.25	2/1/2031	73,000	79,105
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes(a)	4.63	3/1/2029	240,000	231,328
TreeHouse Foods, Inc., Gtd. Notes(b)	4.00	9/1/2028	195,000	194,602
United Natural Foods, Inc., Gtd. Notes(a)	6.75	10/15/2028	98,000	98,240
US Foods, Inc., Gtd. Notes(a)	4.63	6/1/2030	155,000	152,665
US Foods, Inc., Gtd. Notes(a)	4.75	2/15/2029	186,000	185,184
US Foods, Inc., Gtd. Notes(a)	5.75	4/15/2033	94,000	95,661
US Foods, Inc., Gtd. Notes(a)	6.88	9/15/2028	111,000	114,505
US Foods, Inc., Gtd. Notes(a)	7.25	1/15/2032	233,000	244,418
Viking Baked Goods Acquisition Corp., Sr. Scd. Notes(a)	8.63	11/1/2031	312,000	309,729
				9,798,396
Food Service — .2%
Aramark Services, Inc., Gtd. Notes(a)	5.00	2/1/2028	318,000	317,957
TKC Holdings, Inc., Sr. Scd. Notes(a)	6.88	5/15/2028	102,000	102,621
TKC Holdings, Inc., Sr. Unscd. Notes(a)	10.50	5/15/2029	206,000	211,849
				632,427
Forest Products & Paper — .1%
Ahlstrom Holding 3 Oy, Sr. Scd. Bonds(a)	4.88	2/4/2028	50,000	49,393
Domtar Corp., Sr. Scd. Notes(a)	6.75	10/1/2028	91,000	75,836
Magnera Corp., Sr. Scd. Notes(a)	4.75	11/15/2029	83,000	74,908
Magnera Corp., Sr. Scd. Notes(a)	7.25	11/15/2031	191,000	180,947
				381,084
Health Care — 6.5%
1261229 BC Ltd., Sr. Scd. Notes(a)	10.00	4/15/2032	1,807,000	1,854,633
Acadia Healthcare Co., Inc., Gtd. Notes(a)	5.00	4/15/2029	80,000	76,809
Acadia Healthcare Co., Inc., Gtd. Notes(a)	5.50	7/1/2028	77,000	76,071
Acadia Healthcare Co., Inc., Gtd. Notes(a),(b)	7.38	3/15/2033	48,000	47,412
Accendra Health, Inc., Gtd. Notes(a),(b)	4.50	3/31/2029	52,000	34,210
Accendra Health, Inc., Gtd. Notes(a),(b)	6.63	4/1/2030	100,000	55,997
AdaptHealth LLC, Gtd. Notes(a)	4.63	8/1/2029	94,000	90,899
AdaptHealth LLC, Gtd. Notes(a)	5.13	3/1/2030	113,000	109,767
AdaptHealth LLC, Gtd. Notes(a)	6.13	8/1/2028	68,000	68,259
AHP Health Partners, Inc., Sr. Unscd. Notes(a)	5.75	7/15/2029	77,000	75,080
Amneal Pharmaceuticals LLC, Sr. Scd. Notes(a)	6.88	8/1/2032	104,000	109,526
Avantor Funding, Inc., Gtd. Notes(a)	3.88	11/1/2029	139,000	133,184
Avantor Funding, Inc., Gtd. Notes(a)	4.63	7/15/2028	248,000	246,200
Bausch + Lomb Corp., Sr. Scd. Notes(a)	8.38	10/1/2028	375,000	391,303
Bausch Health Cos., Inc., Gtd. Notes(a)	5.00	1/30/2028	132,000	113,534
Bausch Health Cos., Inc., Gtd. Notes(a)	5.00	2/15/2029	135,000	102,956
Bausch Health Cos., Inc., Gtd. Notes(a)	5.25	1/30/2030	244,000	173,393
Bausch Health Cos., Inc., Gtd. Notes(a)	5.25	2/15/2031	121,000	79,074
Bausch Health Cos., Inc., Gtd. Notes(a)	6.25	2/15/2029	234,000	185,161
Bausch Health Cos., Inc., Gtd. Notes(a)	7.00	1/15/2028	48,000	43,494
Bausch Health Cos., Inc., Gtd. Notes(a)	7.25	5/30/2029	85,000	67,662
Bausch Health Cos., Inc., Scd. Notes(a)	14.00	10/15/2030	105,000	105,767
Bausch Health Cos., Inc., Sr. Scd. Notes(a)	4.88	6/1/2028	170,000	157,852
Bausch Health Cos., Inc., Sr. Scd. Notes(a)	11.00	9/30/2028	230,000	238,975
BellRing Brands, Inc., Gtd. Notes(a)	7.00	3/15/2030	154,000	158,260
Cheplapharm Arzneimittel GmbH, Sr. Scd. Notes(a)	5.50	1/15/2028	22,000	21,890
CHS/Community Health Systems, Inc., Scd. Notes(a)	6.13	4/1/2030	252,000	207,893

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Health Care — 6.5% (continued)
CHS/Community Health Systems, Inc., Scd. Notes(a)	6.88	4/15/2029	253,000	232,526
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	4.75	2/15/2031	100,000	89,725
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	5.25	5/15/2030	136,000	128,208
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	6.00	1/15/2029	120,000	119,754
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	9.75	1/15/2034	381,000	397,231
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	10.88	1/15/2032	492,000	530,081
Concentra Health Services, Inc., Gtd. Notes(a)	6.88	7/15/2032	74,000	77,540
CVS Health Corp., Jr. Sub. Notes	6.75	12/10/2054	234,000	243,188
CVS Health Corp., Jr. Sub. Notes	7.00	3/10/2055	1,123,000	1,174,215
DaVita, Inc., Gtd. Notes(a)	3.75	2/15/2031	434,000	398,820
DaVita, Inc., Gtd. Notes(a)	4.63	6/1/2030	559,000	538,570
DaVita, Inc., Gtd. Notes(a)	6.75	7/15/2033	264,000	270,718
DaVita, Inc., Gtd. Notes(a)	6.88	9/1/2032	257,000	264,449
DENTSPLY SIRONA, Inc., Jr. Sub. Notes(b)	8.38	9/12/2055	493,000	486,955
Elanco Animal Health, Inc., Sr. Unscd. Notes	6.65	8/28/2028	148,000	154,278
Embecta Corp., Sr. Scd. Notes(a),(b)	5.00	2/15/2030	48,000	44,965
Embecta Corp., Sr. Scd. Notes(a)	6.75	2/15/2030	214,000	207,838
Emergent BioSolutions, Inc., Gtd. Notes(a)	3.88	8/15/2028	96,000	85,634
Encompass Health Corp., Gtd. Notes	4.50	2/1/2028	346,000	344,346
Encompass Health Corp., Gtd. Notes	4.63	4/1/2031	210,000	205,431
Encompass Health Corp., Gtd. Notes(b)	4.75	2/1/2030	379,000	377,146
Endo Finance Holdings LP, Sr. Scd. Notes(a)	8.50	4/15/2031	235,000	248,510
Fortrea Holdings, Inc., Sr. Scd. Notes(a)	7.50	7/1/2030	6,000	6,103
Genmab A/S Genmab Finance LLC, Sr. Scd. Notes(a)	6.25	12/15/2032	288,000	295,512
Genmab A/S Genmab Finance LLC, Sr. Unscd. Notes(a)	7.25	12/15/2033	286,000	302,308
Global Medical Response, Inc., Sr. Scd. Notes(a)	7.38	10/1/2032	251,000	259,440
Grifols SA, Gtd. Notes(a)	4.75	10/15/2028	78,000	76,874
HAH Group Holding Co. LLC, Sr. Scd. Notes(a)	9.75	10/1/2031	44,000	41,677
HealthEquity, Inc., Gtd. Notes(a)	4.50	10/1/2029	164,000	159,924
Heartland Dental LLC/Heartland Dental Finance Corp., Sr. Scd. Notes(a)	10.50	4/30/2028	44,000	45,861
HLF Financing Sarl LLC/Herbalife International, Inc., Gtd. Notes(a)	4.88	6/1/2029	48,000	45,481
HLF Financing Sarl LLC/Herbalife International, Inc., Sr. Scd. Notes(a)	12.25	4/15/2029	265,000	284,891
Hologic, Inc., Gtd. Notes(a)	3.25	2/15/2029	207,000	206,225
Hologic, Inc., Gtd. Notes(a)	4.63	2/1/2028	145,000	144,879
Horizon Mutual Holdings, Inc., Sr. Unscd. Notes(a)	6.20	11/15/2034	18,000	17,579
Insulet Corp., Sr. Unscd. Notes(a)	6.50	4/1/2033	2,000	2,082
IQVIA, Inc., Gtd. Notes(a)	5.00	5/15/2027	272,000	272,073
IQVIA, Inc., Gtd. Notes(a)	6.25	6/1/2032	576,000	599,374
IQVIA, Inc., Gtd. Notes(a)	6.50	5/15/2030	26,000	26,958
Jazz Securities DAC, Sr. Scd. Notes(a)	4.38	1/15/2029	110,000	108,267
Kedrion SpA, Sr. Scd. Notes(a)	6.50	9/1/2029	156,000	154,125
LifePoint Health, Inc., Gtd. Notes(a)	5.38	1/15/2029	144,000	139,906
LifePoint Health, Inc., Sr. Scd. Notes(a)	8.38	2/15/2032	174,000	189,035
LifePoint Health, Inc., Sr. Scd. Notes(a)	9.88	8/15/2030	287,000	308,102
LifePoint Health, Inc., Sr. Scd. Notes(a)	11.00	10/15/2030	563,000	614,540
LifePoint Health, Inc., Sr. Unscd. Notes(a)	10.00	6/1/2032	235,000	248,344
Medline Borrower LP, Gtd. Notes(a)	5.25	10/1/2029	385,000	385,632
Molina Healthcare, Inc., Sr. Unscd. Notes(a)	3.88	5/15/2032	22,000	19,845
Molina Healthcare, Inc., Sr. Unscd. Notes(a)	4.38	6/15/2028	217,000	213,488
Molina Healthcare, Inc., Sr. Unscd. Notes(a)	6.25	1/15/2033	177,000	178,263
Molina Healthcare, Inc., Sr. Unscd. Notes(a)	6.50	2/15/2031	237,000	242,653
MPH Acquisition Holdings LLC, Sr. Scd. Notes(a)	5.75	12/31/2030	163,000	139,906
National Mentor Holdings, Inc., Sr. Scd. Notes(a)	10.50	12/15/2030	399,000	412,191
Option Care Health, Inc., Gtd. Notes(a)	4.38	10/31/2029	115,000	112,597
Organon & Co./Organon Foreign Debt Co-Issuer BV, Gtd. Notes(a)	7.88	5/15/2034	83,000	78,048
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes(a)	4.13	4/30/2028	339,000	332,482

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Health Care — 6.5% (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes(a)	6.75	5/15/2034	125,000	122,213
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unscd. Notes(a)	5.13	4/30/2031	293,000	265,987
Paradigm Parent LLC and Paradigm Parent Co-Issuer, Inc., Sr. Scd. Notes(a)	8.75	4/17/2032	273,000	244,340
Pediatrix Medical Group, Inc., Gtd. Notes(a)	5.38	2/15/2030	134,000	134,071
Prime Healthcare Services, Inc., Sr. Scd. Notes(a)	9.38	9/1/2029	369,000	384,422
Radiology Partners, Inc., Scd. Notes(a),(c)	9.78	2/15/2030	210,360	210,357
Radiology Partners, Inc., Sr. Scd. Notes(a)	8.50	7/15/2032	289,000	304,264
Select Medical Corp., Gtd. Notes(a)	6.25	12/1/2032	199,000	193,167
Sotera Health Holdings LLC, Sr. Scd. Notes(a)	7.38	6/1/2031	333,000	351,007
Star Parent, Inc., Sr. Scd. Notes(a)	9.00	10/1/2030	460,000	487,486
Surgery Center Holdings, Inc., Gtd. Notes(a)	7.25	4/15/2032	340,000	342,708
Team Health Holdings, Inc., Sr. Scd. Notes(a)	8.38	6/30/2028	147,000	148,752
Teleflex, Inc., Gtd. Notes(a)	4.25	6/1/2028	185,000	182,321
Teleflex, Inc., Gtd. Notes	4.63	11/15/2027	185,000	184,048
Tenet Healthcare Corp., Gtd. Notes	6.13	10/1/2028	379,000	379,754
Tenet Healthcare Corp., Sr. Scd. Notes	4.25	6/1/2029	273,000	268,853
Tenet Healthcare Corp., Sr. Scd. Notes	4.38	1/15/2030	298,000	292,929
Tenet Healthcare Corp., Sr. Scd. Notes	4.63	6/15/2028	128,000	127,814
Tenet Healthcare Corp., Sr. Scd. Notes	5.13	11/1/2027	333,000	333,088
Tenet Healthcare Corp., Sr. Scd. Notes(a)	5.50	11/15/2032	287,000	290,102
Tenet Healthcare Corp., Sr. Scd. Notes	6.13	6/15/2030	413,000	421,899
Tenet Healthcare Corp., Sr. Scd. Notes	6.75	5/15/2031	354,000	367,848
Tenet Healthcare Corp., Sr. Unscd. Notes(a)	6.00	11/15/2033	143,000	147,113
Tenet Healthcare Corp., Sr. Unscd. Notes	6.88	11/15/2031	51,000	55,802
US Acute Care Solutions LLC, Sr. Scd. Notes(a)	9.75	5/15/2029	233,000	234,196
Varex Imaging Corp., Sr. Scd. Notes(a)	7.88	10/15/2027	71,000	72,274
				24,856,869
Industrial — 2.6%
AECOM, Gtd. Notes(a)	6.00	8/1/2033	242,000	247,801
Amsted Industries, Inc., Sr. Unscd. Bonds(a)	6.38	3/15/2033	138,000	142,772
Amsted Industries, Inc., Sr. Unscd. Notes(a)	4.63	5/15/2030	104,000	102,898
Arcosa, Inc., Gtd. Notes(a)	4.38	4/15/2029	120,000	117,801
Arcosa, Inc., Gtd. Notes(a)	6.88	8/15/2032	308,000	324,675
Artera Services LLC, Sr. Scd. Notes(a),(b)	8.50	2/15/2031	107,000	86,951
ASG Finance DAC, Gtd. Notes(a)	9.75	5/15/2029	45,000	41,661
ATS Corp., Gtd. Notes(a)	4.13	12/15/2028	79,000	77,052
Avient Corp., Sr. Unscd. Notes(a)	6.25	11/1/2031	90,000	92,511
Avient Corp., Sr. Unscd. Notes(a)	7.13	8/1/2030	137,000	140,923
Axon Enterprise, Inc., Sr. Unscd. Notes(a)	6.13	3/15/2030	213,000	219,561
Axon Enterprise, Inc., Sr. Unscd. Notes(a)	6.25	3/15/2033	172,000	178,148
Brand Industrial Services, Inc., Sr. Scd. Notes(a)	10.38	8/1/2030	267,000	256,455
Brundage-Bone Concrete Pumping Holdings, Inc., Sr. Scd. Notes(a)	7.50	2/1/2032	66,000	66,452
BWX Technologies, Inc., Gtd. Notes(a)	4.13	6/30/2028	110,000	108,405
BWX Technologies, Inc., Gtd. Notes(a)	4.13	4/15/2029	110,000	107,839
Calderys Financing LLC, Sr. Scd. Notes(a)	11.25	6/1/2028	145,000	151,153
Chart Industries, Inc., Gtd. Notes(a)	9.50	1/1/2031	75,000	78,958
Chart Industries, Inc., Sr. Scd. Notes(a)	7.50	1/1/2030	604,000	629,297
Clue Opco LLC, Sr. Scd. Notes(a)	9.50	10/15/2031	104,000	110,367
Columbus McKinnon Corp., Sr. Scd. Notes(a)	7.13	2/1/2033	214,000	215,390
CompoSecure Holdings LLC, Sr. Scd. Notes(a)	5.63	2/1/2033	255,000	254,471
Dycom Industries, Inc., Gtd. Notes(a)	4.50	4/15/2029	162,000	159,241
Enpro, Inc., Gtd. Notes(a)	6.13	6/1/2033	173,000	177,977
Entegris, Inc., Gtd. Notes(a)	3.63	5/1/2029	112,000	107,940
Entegris, Inc., Gtd. Notes(a)	4.38	4/15/2028	103,000	102,225
Entegris, Inc., Gtd. Notes(a)	5.95	6/15/2030	166,000	169,265
FTAI Aviation Investors LLC, Gtd. Notes(a)	5.50	5/1/2028	429,000	429,068

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Industrial — 2.6% (continued)
FTAI Aviation Investors LLC, Gtd. Notes(a)	5.88	4/15/2033	143,000	145,144
FTAI Aviation Investors LLC, Gtd. Notes(a)	7.00	5/1/2031	214,000	225,039
FTAI Aviation Investors LLC, Gtd. Notes(a)	7.00	6/15/2032	210,000	220,873
FTAI Aviation Investors LLC, Gtd. Notes(a)	7.88	12/1/2030	116,000	122,856
Global Infrastructure Solutions, Inc., Gtd. Notes(a)	5.63	6/1/2029	255,000	255,326
Global Infrastructure Solutions, Inc., Sr. Unscd. Notes(a)	7.50	4/15/2032	251,000	268,974
GrafTech Finance, Inc., Scd. Notes(a)	4.63	12/23/2029	90,000	66,601
GrafTech Global Enterprises, Inc., Scd. Notes(a)	9.88	12/23/2029	137,000	117,795
Great Lakes Dredge & Dock Corp., Gtd. Notes(a)	5.25	6/1/2029	99,000	97,429
Hillenbrand, Inc., Gtd. Notes	6.25	2/15/2029	35,000	35,395
HNI Corp., Sr. Scd. Notes(a)	5.13	1/18/2029	189,000	186,677
INNOVATE Corp., Sr. Scd. Notes(a),(c)	10.50	2/1/2027	69,000	59,146
LSB Industries, Inc., Sr. Scd. Notes(a)	6.25	10/15/2028	88,000	88,100
Lsf12 Helix Parent LLC, Sr. Scd. Notes(a)	7.13	2/1/2033	79,000	79,477
Maxam Prill Sarl, Sr. Scd. Bonds(a),(b)	7.75	7/15/2030	240,000	250,678
Maxim Crane Works Holdings Capital LLC, Scd. Notes(a)	11.50	9/1/2028	130,000	138,443
Mueller Water Products, Inc., Gtd. Notes(a)	4.00	6/15/2029	62,000	60,326
Railworks Holdings LP/Railworks Rally, Inc., Scd. Notes(a)	8.25	11/15/2028	108,000	109,644
SPX FLOW, Inc., Sr. Unscd. Notes(a)	8.75	4/1/2030	233,000	239,410
Stena International SA, Sr. Scd. Notes(a)	7.25	1/15/2031	280,000	287,704
Stena International SA, Sr. Scd. Notes(a)	7.63	2/15/2031	323,000	334,291
Terex Corp., Gtd. Notes(a)	5.00	5/15/2029	182,000	181,371
Terex Corp., Gtd. Notes(a)	6.25	10/15/2032	153,000	156,670
The Manitowoc Company, Inc., Scd. Notes(a)	9.25	10/1/2031	52,000	56,457
TK Elevator US Newco, Inc., Sr. Scd. Notes(a)	5.25	7/15/2027	354,000	354,000
TopBuild Corp., Gtd. Notes(a)	3.63	3/15/2029	22,000	21,331
TopBuild Corp., Gtd. Notes(a)	4.13	2/15/2032	12,000	11,420
Trinity Industries, Inc., Gtd. Notes(a)	7.75	7/15/2028	130,000	134,188
Tutor Perini Corp., Gtd. Notes(a)	11.88	4/30/2029	125,000	137,937
Vertiv Group Corp., Sr. Scd. Notes(a)	4.13	11/15/2028	98,000	96,480
Weekley Homes LLC/Weekley Finance Corp., Sr. Unscd. Notes(a)	4.88	9/15/2028	172,000	169,422
Weekley Homes LLC/Weekley Finance Corp., Sr. Unscd. Notes(a)	6.75	1/15/2034	114,000	114,579
Xerox Corp., Scd. Notes(a),(b)	13.50	4/15/2031	92,000	66,920
Xerox Corp., Sr. Scd. Notes(a),(b)	10.25	10/15/2030	140,000	115,194
Xerox Corp., Sr. Unscd. Notes	4.80	3/1/2035	47,000	12,504
Xerox Corp., Sr. Unscd. Notes	6.75	12/15/2039	70,000	21,458
Xerox Holdings Corp., Gtd. Notes(a)	5.50	8/15/2028	148,000	66,121
Xerox Holdings Corp., Gtd. Notes(a)	8.88	11/30/2029	98,000	36,611
				10,039,248
Information Technology — 2.5%
AthenaHealth Group, Inc., Sr. Unscd. Notes(a)	6.50	2/15/2030	708,000	686,886
Capstone Borrower, Inc., Sr. Scd. Notes(a)	8.00	6/15/2030	251,000	233,185
Castle US Holding Corp., Scd. Notes(a)	10.00	6/30/2031	13,000	3,185
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., Sr. Scd. Notes(a)	8.00	6/15/2029	83,000	64,550
Central Parent, Inc./CDK Global, Inc., Sr. Scd. Notes(a)	7.25	6/15/2029	152,000	116,299
Cloud Software Group, Inc., Scd. Notes(a)	9.00	9/30/2029	1,417,000	1,433,143
Cloud Software Group, Inc., Sr. Scd. Notes(a)	6.50	3/31/2029	1,035,000	1,028,625
Cloud Software Group, Inc., Sr. Scd. Notes(a)	6.63	8/15/2033	258,000	247,296
Cloud Software Group, Inc., Sr. Scd. Notes(a)	8.25	6/30/2032	450,000	457,945
Consensus Cloud Solutions, Inc., Gtd. Notes(a)	6.50	10/15/2028	130,000	130,040
CoreWeave, Inc., Gtd. Notes(a)	9.00	2/1/2031	546,000	530,979
CoreWeave, Inc., Gtd. Notes(a)	9.25	6/1/2030	561,000	552,366
Dye & Durham Ltd., Sr. Scd. Notes(a)	8.63	4/15/2029	73,000	66,500
Elastic NV, Sr. Unscd. Notes(a)	4.13	7/15/2029	224,000	215,348
Ellucian Holdings, Inc., Sr. Scd. Notes(a)	6.50	12/1/2029	185,000	182,853
Fair Isaac Corp., Sr. Unscd. Notes(a)	4.00	6/15/2028	112,000	110,164

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Information Technology — 2.5% (continued)
Fair Isaac Corp., Sr. Unscd. Notes(a)	6.00	5/15/2033	226,000	230,082
Open Text Corp., Gtd. Notes(a)	3.88	2/15/2028	205,000	198,413
Open Text Corp., Gtd. Notes(a)	3.88	12/1/2029	304,000	282,552
Open Text Holdings, Inc., Gtd. Notes(a)	4.13	2/15/2030	359,000	333,500
Open Text Holdings, Inc., Gtd. Notes(a)	4.13	12/1/2031	282,000	253,429
Pagaya US Holdings Co. LLC, Gtd. Notes(a),(b)	8.88	8/1/2030	100,000	89,277
Playtika Holding Corp., Gtd. Notes(a)	4.25	3/15/2029	99,000	86,148
PTC, Inc., Gtd. Notes(a)	4.00	2/15/2028	166,000	163,548
Rackspace Finance LLC, Sr. Scd. Notes(a)	3.50	5/15/2028	107,000	27,712
RingCentral, Inc., Sr. Unscd. Notes(a)	8.50	8/15/2030	146,000	153,302
Rocket Software, Inc., Sr. Scd. Notes(a)	9.00	11/28/2028	195,000	194,692
Rocket Software, Inc., Sr. Unscd. Notes(a)	6.50	2/15/2029	180,000	159,875
SS&C Technologies, Inc., Gtd. Notes(a)	5.50	9/30/2027	519,000	518,578
SS&C Technologies, Inc., Gtd. Notes(a)	6.50	6/1/2032	105,000	108,445
Twilio, Inc., Gtd. Notes	3.63	3/15/2029	119,000	114,154
Twilio, Inc., Gtd. Notes	3.88	3/15/2031	106,000	100,231
UKG, Inc., Sr. Scd. Notes(a)	6.88	2/1/2031	370,000	369,800
West Technology Group LLC, Scd. Notes(a)	8.50	4/10/2027	135,000	18,356
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Gtd. Notes(a)	3.88	2/1/2029	214,000	195,566
				9,657,024
Insurance — 2.7%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes(a)	4.25	2/15/2029	170,000	164,627
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes(a)	7.50	11/6/2030	264,000	273,394
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(a)	6.00	8/1/2029	70,000	69,240
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(a)	8.25	2/1/2029	275,000	285,239
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(a)	8.50	6/15/2029	185,000	193,632
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(a)	4.25	10/15/2027	58,000	57,277
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(a)	6.50	10/1/2031	191,000	196,459
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(a)	6.75	4/15/2028	311,000	316,408
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(a)	7.00	1/15/2031	291,000	301,704
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes(a)	5.88	11/1/2029	131,000	130,570
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes(a)	6.75	10/15/2027	245,000	245,844
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes(a)	7.38	10/1/2032	165,000	170,930
American National Group, Inc., Jr. Sub. Notes	7.00	12/1/2055	145,000	146,408
AmWINS Group, Inc., Sr. Scd. Notes(a)	6.38	2/15/2029	35,000	35,910
AmWINS Group, Inc., Sr. Unscd. Notes(a)	4.88	6/30/2029	199,000	196,261
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., Sr. Unscd. Notes(a)	7.50	7/15/2033	107,000	108,981
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Sr. Unscd. Notes(a)	7.88	11/1/2029	246,000	249,628
Ardonagh Finco Ltd., Sr. Scd. Notes(a)	7.75	2/15/2031	385,000	397,931
Ardonagh Group Finance Ltd., Sr. Unscd. Notes(a)	8.88	2/15/2032	489,000	504,127
Asurion LLC and Asurion Co-Issuer, Inc., Sr. Scd. Notes(a)	8.00	12/31/2032	893,000	933,560
Asurion LLC and Asurion Co-Issuer, Inc., Sr. Scd. Notes(a)	8.38	2/1/2034	764,000	773,252
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, Sr. Scd. Notes(a)	7.13	5/15/2031	134,000	138,127
Broadstreet Partners Group LLC, Sr. Unscd. Notes(a)	5.88	4/15/2029	221,000	219,938
Fidelis Insurance Holdings Ltd., Sub. Notes	7.75	6/15/2055	37,000	39,966
Genworth Holdings, Inc., Gtd. Notes	6.50	6/15/2034	47,000	48,475
Global Atlantic Fin Co., Gtd. Notes(a)	7.25	3/1/2056	175,000	176,494
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes(a)	7.25	2/15/2031	74,000	76,527
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes(a)	8.13	2/15/2032	150,000	153,115
HUB International Ltd., Sr. Scd. Notes(a)	7.25	6/15/2030	800,000	835,760
HUB International Ltd., Sr. Unscd. Notes(a)	5.63	12/1/2029	166,000	165,832

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Insurance — 2.7% (continued)
HUB International Ltd., Sr. Unscd. Notes(a)	7.38	1/31/2032	559,000	585,683
Jones Deslauriers Insurance Management, Inc., Sr. Scd. Notes(a)	8.50	3/15/2030	25,000	26,135
Jones Deslauriers Insurance Management, Inc., Sr. Unscd. Notes(a)	6.88	10/1/2033	118,000	115,046
Liberty Mutual Group, Inc., Gtd. Bonds(a)	7.80	3/15/2037	26,000	29,785
Liberty Mutual Group, Inc., Gtd. Notes(a)	4.30	2/1/2061	42,000	28,166
Panther Escrow Issuer LLC, Sr. Scd. Notes(a)	7.13	6/1/2031	654,000	673,670
Ryan Specialty LLC, Sr. Scd. Notes(a)	4.38	2/1/2030	85,000	82,832
Ryan Specialty LLC, Sr. Scd. Notes(a)	5.88	8/1/2032	439,000	446,260
The Nassau Companies of New York, Sr. Unscd. Notes(a)	7.88	7/15/2030	290,000	275,737
USI, Inc., Sr. Unscd. Notes(a)	7.50	1/15/2032	189,000	198,142
Wilton RE Ltd., Sub. Notes(a),(e)	6.00	10/22/2030	230,000	227,299
				10,294,371
Internet Software & Services — 2.1%
ANGI Group LLC, Gtd. Notes(a),(b)	3.88	8/15/2028	102,000	93,977
Arches Buyer, Inc., Sr. Scd. Notes(a)	4.25	6/1/2028	200,000	196,761
Arches Buyer, Inc., Sr. Unscd. Notes(a)	6.13	12/1/2028	157,000	153,629
Cablevision Lightpath LLC, Sr. Scd. Notes(a)	3.88	9/15/2027	104,000	103,602
Cablevision Lightpath LLC, Sr. Unscd. Notes(a)	5.63	9/15/2028	130,000	129,542
Cars.com, Inc., Gtd. Notes(a)	6.38	11/1/2028	109,000	108,834
Cogent Communications Group LLC/Cogent Finance, Inc., Gtd. Notes(a),(b)	7.00	6/15/2027	44,000	43,771
Cogent Communications Group LLC/Cogent Finance, Inc., Gtd. Notes(a)	7.00	6/15/2027	94,000	93,344
Cogent Communications Group LLC/Cogent Finance, Inc., Sr. Scd. Bonds(a),(b)	6.50	7/1/2032	50,000	46,002
Gen Digital, Inc., Gtd. Notes(a)	6.25	4/1/2033	214,000	215,117
Gen Digital, Inc., Gtd. Notes(a)	6.75	9/30/2027	432,000	436,061
Gen Digital, Inc., Gtd. Notes(a)	7.13	9/30/2030	296,000	303,360
Getty Images, Inc., Gtd. Notes(a)	14.00	3/1/2028	83,000	77,783
Getty Images, Inc., Sr. Scd. Bonds(a)	11.25	2/21/2030	193,000	172,673
Getty Images, Inc., Sr. Scd. Notes(a)	10.50	11/15/2030	185,000	187,337
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes(a)	3.50	3/1/2029	368,000	349,979
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes(a)	5.25	12/1/2027	194,000	193,826
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	4.63	5/1/2028	163,000	152,413
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	5.00	5/1/2028	163,000	154,111
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	5.75	5/15/2028	217,000	205,913
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	8.75	5/1/2029	281,000	267,972
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	9.00	8/1/2029	204,000	195,830
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	9.50	5/30/2029	232,000	223,935
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	3.63	10/1/2031	146,000	132,446
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	4.13	8/1/2030	237,000	223,694
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	4.63	6/1/2028	145,000	143,634
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	5.00	12/15/2027	106,000	105,995
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	5.63	2/15/2029	123,000	122,975
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	6.13	9/15/2033	423,000	424,897
Newfold Digital Holdings Group, Inc., Scd. Notes(a)	11.75	4/30/2029	109,300	66,816
Newfold Digital Holdings Group, Inc., Sr. Scd. Notes(a)	11.75	4/30/2029	84,750	76,437
Rakuten Group, Inc., Sr. Unscd. Notes(a)	9.75	4/15/2029	493,000	552,212
Rakuten Group, Inc., Sr. Unscd. Notes(a)	11.25	2/15/2027	455,000	484,029
Rakuten Group, Inc., Sub. Bonds(a),(e)	6.25	4/22/2031	312,000	299,744
Rakuten Group, Inc., Sub. Bonds(a),(e)	8.13	12/15/2029	241,000	249,590
Snap, Inc., Gtd. Notes(a)	6.88	3/1/2033	215,000	220,581
Snap, Inc., Gtd. Notes(a)	6.88	3/15/2034	22,000	22,472
Wayfair LLC, Sr. Scd. Notes(a)	6.75	11/15/2032	199,000	205,631
Wayfair LLC, Sr. Scd. Notes(a)	7.25	10/31/2029	209,000	218,118
Wayfair LLC, Sr. Scd. Notes(a)	7.75	9/15/2030	163,000	173,629
Ziff Davis, Inc., Gtd. Notes(a)	4.63	10/15/2030	80,000	75,742
ZipRecruiter, Inc., Sr. Unscd. Notes(a)	5.00	1/15/2030	60,000	41,633
				7,946,047

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Materials — 2.0%
Advanced Drainage Systems, Inc., Gtd. Notes(a)	5.00	9/30/2027	278,000	277,658
Advanced Drainage Systems, Inc., Gtd. Notes(a)	6.38	6/15/2030	167,000	170,737
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Gtd. Notes(a)	8.63	6/15/2029	296,000	311,717
Ardagh Group SA, Sr. Scd. Notes(a)	9.50	12/1/2030	484,000	523,391
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes(a)	3.25	9/1/2028	81,000	77,923
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes(a)	6.25	1/30/2031	116,000	119,226
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unscd. Notes(a)	4.00	9/1/2029	291,000	276,420
Ball Corp., Gtd. Notes	2.88	8/15/2030	109,000	100,314
Ball Corp., Gtd. Notes	5.50	9/15/2033	73,000	74,249
Ball Corp., Gtd. Notes	6.00	6/15/2029	30,000	30,922
Cascades, Inc./Cascades USA, Inc., Gtd. Notes(a)	5.38	1/15/2028	314,000	313,595
Cascades, Inc./Cascades USA, Inc., Sr. Unscd. Notes(a)	6.75	7/15/2030	69,000	71,497
Clearwater Paper Corp., Gtd. Notes(a)	4.75	8/15/2028	115,000	109,090
Clydesdale Acquisition Holdings, Inc., Gtd. Notes(a)	8.75	4/15/2030	236,000	236,300
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(a)	6.63	4/15/2029	155,000	156,521
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(a)	6.75	4/15/2032	375,000	378,189
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(a)	6.88	1/15/2030	106,000	107,333
Conuma Resources Ltd., Sr. Scd. Notes(a)	13.13	5/1/2028	59,000	55,931
Conuma Resources Ltd., Sr. Scd. Notes(a)	13.13	5/1/2028	50,000	47,451
Coronado Finance Pty Ltd., Sr. Scd. Notes(a)	9.25	10/1/2029	110,000	103,919
Crown Americas LLC, Gtd. Notes(a)	5.88	6/1/2033	117,000	119,581
Graphic Packaging International LLC, Gtd. Notes(a)	4.75	7/15/2027	58,000	57,893
Iris Holdings, Inc., Sr. Unscd. Notes(a)	10.00	12/15/2028	75,000	68,002
LABL, Inc., Sr. Scd. Notes(a),(d)	5.88	11/1/2028	92,000	41,860
LABL, Inc., Sr. Scd. Notes(a),(d)	8.63	10/1/2031	191,000	87,680
LABL, Inc., Sr. Scd. Notes(a),(d)	9.50	11/1/2028	40,000	18,105
LABL, Inc., Sr. Unscd. Notes(a),(d)	8.25	11/1/2029	92,000	4,130
LABL, Inc., Sr. Unscd. Notes(a),(b),(d)	10.50	7/15/2027	120,000	5,217
Mauser Packaging Solutions Holding Co., Scd. Notes(a)	9.25	4/15/2030	383,000	376,716
Mauser Packaging Solutions Holding Co., Sr. Scd. Notes(a)	7.88	4/15/2030	705,000	718,357
OI European Group BV, Gtd. Notes(a)	4.75	2/15/2030	56,000	54,132
Owens-Brockway Glass Container, Inc., Gtd. Notes(a)	6.63	5/13/2027	135,000	135,000
Owens-Brockway Glass Container, Inc., Gtd. Notes(a)	7.25	5/15/2031	35,000	35,597
Owens-Brockway Glass Container, Inc., Gtd. Notes(a),(b)	7.38	6/1/2032	14,000	14,277
Park-Ohio Industries, Inc., Sr. Scd. Notes(a)	8.50	8/1/2030	34,000	34,908
Roller Bearing Co. of America, Inc., Sr. Unscd. Notes(a)	4.38	10/15/2029	24,000	23,648
Sealed Air Corp., Gtd. Notes(a)	4.00	12/1/2027	140,000	139,491
Sealed Air Corp., Gtd. Notes(a)	5.00	4/15/2029	78,000	78,535
Sealed Air Corp., Gtd. Notes(a)	6.50	7/15/2032	88,000	91,436
Sealed Air Corp., Gtd. Notes(a)	6.88	7/15/2033	39,000	41,030
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes(a)	6.13	2/1/2028	135,000	137,127
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes(a)	7.25	2/15/2031	265,000	276,247
Silgan Holdings, Inc., Gtd. Notes	4.13	2/1/2028	93,000	92,171
SunCoke Energy, Inc., Sr. Scd. Notes(a)	4.88	6/30/2029	331,000	311,890
TMS International Corp., Sr. Unscd. Notes(a)	6.25	4/15/2029	110,000	108,070
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, Sr. Scd. Notes(a)	9.50	5/15/2030	410,000	395,672
Trident TPI Holdings, Inc., Gtd. Notes(a)	12.75	12/31/2028	163,000	163,703
TriMas Corp., Gtd. Notes(a)	4.13	4/15/2029	203,000	197,873
Trivium Packaging Finance BV, Scd. Bonds(a)	12.25	1/15/2031	182,000	198,789

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Materials — 2.0% (continued)
Trivium Packaging Finance BV, Sr. Scd. Bonds(a)	8.25	7/15/2030	71,000	75,828
Warrior Met Coal, Inc., Sr. Scd. Notes(a)	7.88	12/1/2028	90,000	91,708
				7,737,056
Media — 6.8%
AMC Networks, Inc., Gtd. Notes	4.25	2/15/2029	51,000	44,539
AMC Networks, Inc., Sr. Scd. Notes(a)	10.25	1/15/2029	74,000	77,161
AMC Networks, Inc., Sr. Scd. Notes(a)	10.50	7/15/2032	34,000	36,660
Beasley Mezzanine Holdings LLC, Scd. Notes(a)	9.20	8/1/2028	60,000	23,690
Belo Corp., Gtd. Debs.	7.25	9/15/2027	145,000	150,660
Belo Corp., Gtd. Debs.	7.75	6/1/2027	204,000	212,240
Block Communications, Inc., Gtd. Notes(a)	4.88	3/1/2028	95,000	93,193
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	5.38	6/1/2029	316,000	312,483
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.25	2/1/2031	697,000	638,661
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a),(b)	4.25	1/15/2034	399,000	336,908
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.50	8/15/2030	555,000	522,291
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	4.50	5/1/2032	555,000	498,654
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.50	6/1/2033	339,000	296,596
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.75	3/1/2030	594,000	567,861
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.75	2/1/2032	290,000	264,954
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	5.00	2/1/2028	481,000	478,113
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	5.13	5/1/2027	610,000	610,568
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	6.38	9/1/2029	288,000	290,881
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a),(b)	7.00	2/1/2033	407,000	411,325
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a),(b)	7.38	3/1/2031	257,000	264,288
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	7.38	2/1/2036	245,000	245,953
CSC Holdings LLC, Gtd. Notes(a)	3.38	2/15/2031	220,000	130,768
CSC Holdings LLC, Gtd. Notes(a)	4.13	12/1/2030	240,000	145,873
CSC Holdings LLC, Gtd. Notes(a)	4.50	11/15/2031	340,000	204,864
CSC Holdings LLC, Gtd. Notes(a)	5.38	2/1/2028	212,000	158,855
CSC Holdings LLC, Gtd. Notes(a)	5.50	4/15/2027	281,000	247,672
CSC Holdings LLC, Gtd. Notes(a)	6.50	2/1/2029	310,000	198,910
CSC Holdings LLC, Gtd. Notes(a)	11.25	5/15/2028	215,000	171,716
CSC Holdings LLC, Gtd. Notes(a)	11.75	1/31/2029	439,000	320,437
CSC Holdings LLC, Sr. Unscd. Notes(a)	4.63	12/1/2030	477,000	177,613
CSC Holdings LLC, Sr. Unscd. Notes(a)	5.00	11/15/2031	105,000	39,085
CSC Holdings LLC, Sr. Unscd. Notes(a)	5.75	1/15/2030	461,000	180,243
CSC Holdings LLC, Sr. Unscd. Notes(a)	7.50	4/1/2028	213,000	127,050
Cumulus Media New Holdings, Inc., Sr. Scd. Notes(a)	8.00	7/1/2029	78,000	22,038
Directv Financing LLC, Sr. Scd. Notes(a)	8.88	2/1/2030	261,000	264,500
Directv Financing LLC, Sr. Scd. Notes(a)	8.88	2/1/2030	586,000	593,755
Directv Financing LLC/Directv Financing Co-Obligor, Inc., Sr. Scd. Notes(a)	5.88	8/15/2027	591,000	593,825
Directv Financing LLC/Directv Financing Co-Obligor, Inc., Sr. Scd. Notes(a)	10.00	2/15/2031	1,029,000	1,060,098
Discovery Communications LLC, Gtd. Notes	3.63	5/15/2030	302,000	279,203
Discovery Communications LLC, Gtd. Notes	3.95	3/20/2028	278,000	273,192
Discovery Communications LLC, Gtd. Notes	4.13	5/15/2029	182,000	176,734
Discovery Communications LLC, Gtd. Notes	5.00	9/20/2037	155,000	119,823
Discovery Communications LLC, Gtd. Notes	5.30	5/15/2049	82,000	53,357
Discovery Communications LLC, Gtd. Notes	6.35	6/1/2040	74,000	59,369
Discovery Communications LLC, Gtd. Notes	6.35	6/1/2040	150,000	123,606
DISH DBS Corp., Gtd. Notes	5.13	6/1/2029	413,000	365,505
DISH DBS Corp., Gtd. Notes	7.38	7/1/2028	309,000	296,553
DISH DBS Corp., Sr. Scd. Notes(a)	5.75	12/1/2028	773,000	747,867
DISH Network Corp., Sr. Scd. Notes(a)	11.75	11/15/2027	882,000	912,090
Gray Media, Inc., Gtd. Notes(a)	4.75	10/15/2030	159,000	122,652
Gray Media, Inc., Gtd. Notes(a)	5.38	11/15/2031	252,000	186,581
Gray Media, Inc., Scd. Notes(a)	9.63	7/15/2032	186,000	191,703

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Media — 6.8% (continued)
Gray Media, Inc., Sr. Scd. Notes(a)	7.25	8/15/2033	142,000	145,367
Gray Media, Inc., Sr. Scd. Notes(a)	10.50	7/15/2029	206,000	221,272
iHeartCommunications, Inc., Scd. Notes(a)	10.88	5/1/2030	125,000	103,444
iHeartCommunications, Inc., Sr. Scd. Notes(a)	4.75	1/15/2028	75,000	68,747
iHeartCommunications, Inc., Sr. Scd. Notes(a)	7.00	1/15/2031	55,000	44,621
iHeartCommunications, Inc., Sr. Scd. Notes(a)	7.75	8/15/2030	224,100	191,439
iHeartCommunications, Inc., Sr. Scd. Notes(a)	9.13	5/1/2029	185,000	174,846
LCPR Senior Secured Financing DAC, Sr. Scd. Notes(a)	5.13	7/15/2029	170,000	114,003
LCPR Senior Secured Financing DAC, Sr. Scd. Notes(a)	6.75	10/15/2027	300,000	209,559
McGraw-Hill Education, Inc., Sr. Scd. Notes(a)	5.75	8/1/2028	134,000	134,583
McGraw-Hill Education, Inc., Sr. Scd. Notes(a)	7.38	9/1/2031	144,000	152,104
McGraw-Hill Education, Inc., Sr. Unscd. Notes(a)	8.00	8/1/2029	231,000	233,083
Midcontinent Communications, Sr. Unscd. Bonds(a)	8.00	8/15/2032	161,000	154,972
Nexstar Media, Inc., Gtd. Notes(a)	4.75	11/1/2028	507,000	503,813
Nexstar Media, Inc., Gtd. Notes(a)	5.63	7/15/2027	450,000	450,106
Paramount Global, Gtd. Notes	6.25	2/28/2057	321,000	292,000
Paramount Global, Gtd. Notes	6.38	3/30/2062	467,000	438,952
Scripps Escrow II, Inc., Sr. Scd. Notes(a)	3.88	1/15/2029	90,000	83,179
Scripps Escrow II, Inc., Sr. Unscd. Notes(a)	5.38	1/15/2031	123,000	91,569
Sinclair Television Group, Inc., Gtd. Notes(a)	5.50	3/1/2030	101,000	88,295
Sinclair Television Group, Inc., Scd. Notes(a)	9.75	2/15/2033	90,000	99,481
Sinclair Television Group, Inc., Sr. Scd. Bonds(a)	8.13	2/15/2033	250,000	258,620
Sinclair Television Group, Inc., Sr. Scd. Notes(a)	4.38	12/31/2032	144,000	110,919
Sirius XM Radio LLC, Gtd. Notes(a),(b)	3.88	9/1/2031	202,000	184,591
Sirius XM Radio LLC, Gtd. Notes(a)	4.00	7/15/2028	453,000	442,622
Sirius XM Radio LLC, Gtd. Notes(a)	4.13	7/1/2030	176,000	166,390
Sirius XM Radio LLC, Gtd. Notes(a)	5.00	8/1/2027	364,000	364,063
Sirius XM Radio LLC, Gtd. Notes(a)	5.50	7/1/2029	187,000	187,922
Sunrise FinCo I BV, Sr. Scd. Notes(a)	4.88	7/15/2031	298,000	285,618
TEGNA, Inc., Gtd. Notes	4.63	3/15/2028	179,000	177,673
TEGNA, Inc., Gtd. Notes	5.00	9/15/2029	239,000	237,301
Telenet Finance Luxembourg Notes Sarl, Sr. Scd. Notes(a)	5.50	3/1/2028	400,000	398,980
The EW Scripps Company, Scd. Notes(a)	9.88	8/15/2030	232,000	231,033
Univision Communications, Inc., Sr. Scd. Notes(a)	4.50	5/1/2029	310,000	296,163
Univision Communications, Inc., Sr. Scd. Notes(a)	7.38	6/30/2030	235,000	238,025
Univision Communications, Inc., Sr. Scd. Notes(a)	8.00	8/15/2028	472,000	487,262
Univision Communications, Inc., Sr. Scd. Notes(a)	8.50	7/31/2031	319,000	333,000
Univision Communications, Inc., Sr. Scd. Notes(a)	9.38	8/1/2032	430,000	462,914
Urban One, Inc., Scd. Notes(a)	7.63	4/1/2031	88,000	39,538
Versant Media Group, Inc., Sr. Scd. Bonds(a)	7.25	1/30/2031	293,000	300,209
Virgin Media Finance PLC, Gtd. Notes(a)	5.00	7/15/2030	172,000	151,408
Virgin Media O2 Vendor Financing Notes VI DAC, Sr. Scd. Notes(a)	8.50	3/15/2033	132,000	130,880
Virgin Media Secured Finance PLC, Sr. Scd. Notes(a)	4.50	8/15/2030	244,000	225,669
Virgin Media Secured Finance PLC, Sr. Scd. Notes(a)	5.50	5/15/2029	464,000	457,667
Virgin Media Vendor Financing Notes IV DAC, Sr. Unscd. Notes(a)	5.00	7/15/2028	129,000	129,000
VZ Secured Financing BV, Sr. Scd. Bonds(a)	5.00	1/15/2032	315,000	284,527
VZ Secured Financing BV, Sr. Scd. Notes(a)	7.50	1/15/2033	336,000	337,276
Ziggo Bond Co. BV, Gtd. Notes(a)	5.13	2/28/2030	59,000	52,218
Ziggo BV, Sr. Scd. Notes(a)	4.88	1/15/2030	233,000	220,135
				26,110,274
Metals & Mining — 1.5%
Alcoa Nederland Holding BV, Gtd. Notes(a)	4.13	3/31/2029	55,000	54,144
Alcoa Nederland Holding BV, Gtd. Notes(a)	7.13	3/15/2031	118,000	124,859
Algoma Steel, Inc., Scd. Notes(a)	9.13	4/15/2029	20,000	17,216
Alumina Pty Ltd., Gtd. Notes(a)	6.13	3/15/2030	125,000	128,878
Arsenal AIC Parent LLC, Sr. Scd. Notes(a)	8.00	10/1/2030	219,000	232,248

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Metals & Mining — 1.5% (continued)
Arsenal AIC Parent LLC, Unscd. Notes(a)	11.50	10/1/2031	75,000	82,680
Big River Steel LLC/BRS Finance Corp., Sr. Scd. Notes(a)	6.63	1/31/2029	186,000	187,428
Capstone Copper Corp., Gtd. Notes(a)	6.75	3/31/2033	239,000	247,829
Century Aluminum Co., Sr. Scd. Notes(a)	6.88	8/1/2032	85,000	88,107
Champion Iron Canada, Inc., Gtd. Notes(a)	7.88	7/15/2032	279,000	298,564
Cleveland-Cliffs, Inc., Gtd. Notes(a)	4.88	3/1/2031	91,000	87,098
Cleveland-Cliffs, Inc., Gtd. Notes(a)	6.75	4/15/2030	93,000	95,394
Cleveland-Cliffs, Inc., Gtd. Notes(a)	6.88	11/1/2029	110,000	114,348
Cleveland-Cliffs, Inc., Gtd. Notes(a)	7.00	3/15/2032	177,000	181,693
Cleveland-Cliffs, Inc., Gtd. Notes(a)	7.38	5/1/2033	113,000	117,803
Cleveland-Cliffs, Inc., Gtd. Notes(a)	7.50	9/15/2031	107,000	112,849
Cleveland-Cliffs, Inc., Gtd. Notes(a)	7.63	1/15/2034	108,000	113,096
Cleveland-Cliffs, Inc., Sr. Unscd. Notes	6.25	10/1/2040	51,000	44,604
Coeur Mining, Inc., Gtd. Notes(a)	5.13	2/15/2029	65,000	64,866
Commercial Metals Co., Sr. Unscd. Notes(a)	5.75	11/15/2033	71,000	72,182
Commercial Metals Co., Sr. Unscd. Notes(a)	6.00	12/15/2035	81,000	82,763
Compass Minerals International, Inc., Gtd. Notes(a)	6.75	12/1/2027	29,000	29,012
Compass Minerals International, Inc., Gtd. Notes(a)	8.00	7/1/2030	138,000	146,361
Constellium SE, Gtd. Notes(a)	3.75	4/15/2029	94,000	90,894
Fortescue Treasury Pty Ltd., Gtd. Notes(a)	4.38	4/1/2031	80,000	77,247
Hecla Mining Co., Gtd. Notes	7.25	2/15/2028	32,000	32,042
Infrabuild Australia Pty Ltd., Sr. Scd. Notes(a)	14.50	11/15/2028	200,000	212,746
JW Aluminum Continuous Cast Co., Sr. Scd. Notes(a)	10.25	4/1/2030	121,000	126,194
Kaiser Aluminum Corp., Gtd. Notes(a)	4.50	6/1/2031	193,000	186,347
Kaiser Aluminum Corp., Sr. Unscd. Notes(a)	5.88	3/1/2034	126,000	127,059
Mineral Resources Ltd., Sr. Unscd. Notes(a)	7.00	4/1/2031	165,000	173,496
Mineral Resources Ltd., Sr. Unscd. Notes(a)	8.00	11/1/2027	259,000	264,995
Mineral Resources Ltd., Sr. Unscd. Notes(a)	8.50	5/1/2030	271,000	281,258
Mineral Resources Ltd., Sr. Unscd. Notes(a)	9.25	10/1/2028	356,000	373,914
Novelis Corp., Gtd. Notes(a)	3.88	8/15/2031	168,000	153,804
Novelis Corp., Gtd. Notes(a)	4.75	1/30/2030	361,000	349,787
Novelis Corp., Gtd. Notes(a)	6.38	8/15/2033	184,000	187,494
Novelis Corp., Gtd. Notes(a)	6.88	1/30/2030	111,000	115,132
Taseko Mines Ltd., Sr. Scd. Notes(a)	8.25	5/1/2030	43,000	45,674
United States Steel Corp., Sr. Unscd. Notes	6.88	3/1/2029	158,000	158,306
				5,680,411
Real Estate — 4.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., Scd. Notes(a)	7.00	4/15/2030	214,000	216,518
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., Gtd. Notes(a)	5.25	4/15/2030	137,000	130,657
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., Gtd. Notes(a)	5.75	1/15/2029	177,000	175,018
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., Scd. Notes(a)	9.75	4/15/2030	152,000	165,815
Apollo Commercial Real Estate Finance, Inc., Sr. Scd. Notes(a)	4.63	6/15/2029	79,000	78,733
Arbor Realty SR, Inc., Gtd. Notes(a)	7.88	7/15/2030	257,000	235,811
Arbor Realty SR, Inc., Gtd. Notes(a)	8.50	12/15/2028	75,000	73,313
Arbor Realty SR, Inc., Gtd. Notes, Ser. QIB(a)	5.00	12/30/2028	252,000	236,748
Arbor Realty SR, Inc., Gtd. Notes, Ser. QIB(a)	8.50	10/15/2027	214,000	214,471
Arbor Realty Trust, Inc., Sr. Unscd. Notes(a)	4.50	3/15/2027	262,000	250,570
Blackstone Mortgage Trust, Inc., Sr. Scd. Notes(a)	7.75	12/1/2029	121,000	129,601
Brandywine Operating Partnership LP, Gtd. Notes	3.95	11/15/2027	41,000	40,241
Brandywine Operating Partnership LP, Gtd. Notes	4.55	10/1/2029	71,000	67,494
Brandywine Operating Partnership LP, Gtd. Notes	6.13	1/15/2031	87,000	84,285
Brandywine Operating Partnership LP, Gtd. Notes	8.30	3/15/2028	99,000	104,433
Brandywine Operating Partnership LP, Gtd. Notes	8.88	4/12/2029	181,000	194,356
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, Sr. Scd. Notes(a)	4.50	4/1/2027	224,000	220,945
CoreLogic, Inc., Sr. Scd. Notes(a)	4.50	5/1/2028	264,000	259,355

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Real Estate — 4.2% (continued)
Cushman & Wakefield US Borrower LLC, Sr. Scd. Notes(a)	6.75	5/15/2028	425,000	427,284
Cushman & Wakefield US Borrower LLC, Sr. Scd. Notes(a)	8.88	9/1/2031	73,000	77,794
Diversified Healthcare Trust, Gtd. Notes	4.38	3/1/2031	131,000	116,846
Diversified Healthcare Trust, Sr. Scd. Notes(a)	7.25	10/15/2030	115,000	118,577
Diversified Healthcare Trust, Sr. Unscd. Notes	4.75	2/15/2028	107,000	103,699
EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non- MTM, Gtd. Notes(a)	7.38	9/30/2030	71,000	71,950
Five Point Operating Co. LP, Gtd. Notes(a)	8.00	10/1/2030	125,000	129,952
Greystar Real Estate Partners LLC, Sr. Scd. Notes(a)	7.75	9/1/2030	128,000	134,933
Hudson Pacific Properties LP, Gtd. Notes(b)	3.25	1/15/2030	76,000	64,488
Hudson Pacific Properties LP, Gtd. Notes	3.95	11/1/2027	161,000	154,484
Hudson Pacific Properties LP, Gtd. Notes	4.65	4/1/2029	160,000	146,553
Hudson Pacific Properties LP, Gtd. Notes	5.95	2/15/2028	110,000	108,251
Hunt Cos., Inc., Sr. Scd. Notes(a)	5.25	4/15/2029	180,000	175,886
Iron Mountain Information Management Services, Inc., Gtd. Notes(a)	5.00	7/15/2032	281,000	268,992
Iron Mountain, Inc., Gtd. Notes(a)	4.50	2/15/2031	516,000	492,590
Iron Mountain, Inc., Gtd. Notes(a)	4.88	9/15/2027	246,000	245,733
Iron Mountain, Inc., Gtd. Notes(a)	4.88	9/15/2029	313,000	308,637
Iron Mountain, Inc., Gtd. Notes(a)	5.00	7/15/2028	141,000	140,510
Iron Mountain, Inc., Gtd. Notes(a)	5.25	3/15/2028	224,000	223,861
Iron Mountain, Inc., Gtd. Notes(a)	5.25	7/15/2030	570,000	564,201
Iron Mountain, Inc., Gtd. Notes(a)	5.63	7/15/2032	279,000	275,773
Iron Mountain, Inc., Gtd. Notes(a)	6.25	1/15/2033	566,000	572,583
Iron Mountain, Inc., Gtd. Notes(a)	7.00	2/15/2029	266,000	273,390
Kennedy-Wilson, Inc., Gtd. Notes	4.75	3/1/2029	162,000	158,579
Kennedy-Wilson, Inc., Gtd. Notes	4.75	2/1/2030	216,000	207,548
Kennedy-Wilson, Inc., Gtd. Notes	5.00	3/1/2031	76,000	73,016
Millrose Properties, Inc., Gtd. Notes(a)	6.25	9/15/2032	206,000	208,291
Millrose Properties, Inc., Gtd. Notes(a)	6.38	8/1/2030	349,000	356,384
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.50	3/15/2031	386,000	285,350
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	4.63	8/1/2029	272,000	233,226
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.00	10/15/2027	251,000	245,296
MPT Operating Partnership LP/MPT Finance Corp., Sr. Scd. Notes(a)	8.50	2/15/2032	460,000	492,684
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co- Issuer, Gtd. Notes(a)	7.00	2/1/2030	130,000	133,869
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co- Issuer, Sr. Scd. Notes(a)	4.88	5/15/2029	218,000	213,266
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co- Issuer, Sr. Scd. Notes(a)	5.88	10/1/2028	44,000	44,045
Pebblebrook Hotel LP/PEB Finance Corp., Gtd. Notes(a)	6.38	10/15/2029	94,000	96,052
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	4.50	2/15/2029	180,000	177,518
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	4.75	10/15/2027	189,000	188,854
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	6.50	4/1/2032	263,000	272,226
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	6.50	6/15/2033	143,000	148,234
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	7.25	7/15/2028	60,000	61,797
Rithm Capital Corp., Sr. Unscd. Notes(a)	8.00	4/1/2029	341,000	348,276
Rithm Capital Corp., Sr. Unscd. Notes(a)	8.00	7/15/2030	158,000	161,532
RLJ Lodging Trust LP, Sr. Scd. Notes(a)	4.00	9/15/2029	119,000	113,015
SBA Communications Corp., Sr. Unscd. Notes(b)	3.13	2/1/2029	305,000	291,373
SBA Communications Corp., Sr. Unscd. Notes	3.88	2/15/2027	332,000	329,638
Service Properties Trust, Gtd. Notes	5.50	12/15/2027	110,000	109,136
Service Properties Trust, Gtd. Notes	8.38	6/15/2029	150,000	151,783
Service Properties Trust, Gtd. Notes	8.88	6/15/2032	98,000	97,265
Service Properties Trust, Sr. Scd. Notes(a),(f)	0.00	9/30/2027	121,000	109,814
Service Properties Trust, Sr. Scd. Notes(a)	8.63	11/15/2031	196,000	205,963
Service Properties Trust, Sr. Unscd. Notes	3.95	1/15/2028	78,000	73,900

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Real Estate — 4.2% (continued)
Service Properties Trust, Sr. Unscd. Notes	4.38	2/15/2030	78,000	67,621
Service Properties Trust, Sr. Unscd. Notes	4.95	10/1/2029	85,000	75,055
Starwood Property Trust, Inc., Gtd. Notes(a)	5.25	10/15/2028	139,000	139,825
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	5.75	1/15/2031	118,000	119,655
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	6.00	4/15/2030	112,000	115,134
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	6.50	7/1/2030	137,000	142,553
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	6.50	10/15/2030	171,000	178,245
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	7.25	4/1/2029	160,000	168,844
The Howard Hughes Corp., Gtd. Notes(a)	4.13	2/1/2029	363,000	351,301
The Howard Hughes Corp., Gtd. Notes(a)	4.38	2/1/2031	372,000	352,359
The Howard Hughes Corp., Gtd. Notes(a)	5.38	8/1/2028	384,000	383,791
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes(a)	6.00	1/15/2030	190,000	180,972
Vornado Realty LP, Sr. Unscd. Notes	5.75	2/1/2033	137,000	138,617
XHR LP, Gtd. Notes(a)	6.63	5/15/2030	69,000	71,332
XHR LP, Sr. Scd. Notes(a)	4.88	6/1/2029	94,000	92,779
				16,241,344
Retailing — 4.3%
1011778 BC ULC/New Red Finance, Inc., Scd. Notes(a)	4.00	10/15/2030	569,000	543,091
1011778 BC ULC/New Red Finance, Inc., Scd. Notes(a)	4.38	1/15/2028	160,000	158,866
1011778 BC ULC/New Red Finance, Inc., Sr. Scd. Notes(a)	3.88	1/15/2028	291,000	286,697
1011778 BC ULC/New Red Finance, Inc., Sr. Scd. Notes(a)	6.13	6/15/2029	197,000	201,991
Academy Ltd., Sr. Scd. Notes(a)	6.00	11/15/2027	104,000	104,098
Advance Auto Parts, Inc., Gtd. Notes	1.75	10/1/2027	42,000	39,882
Advance Auto Parts, Inc., Gtd. Notes	3.50	3/15/2032	24,000	20,671
Advance Auto Parts, Inc., Gtd. Notes	3.90	4/15/2030	60,000	55,447
Advance Auto Parts, Inc., Gtd. Notes	5.95	3/9/2028	37,000	37,900
Advance Auto Parts, Inc., Gtd. Notes(a)	7.00	8/1/2030	224,000	227,538
Advance Auto Parts, Inc., Gtd. Notes(a)	7.38	8/1/2033	253,000	256,396
Arko Corp., Gtd. Notes(a)	5.13	11/15/2029	86,000	74,885
Asbury Automotive Group, Inc., Gtd. Notes	4.50	3/1/2028	44,000	43,853
Asbury Automotive Group, Inc., Gtd. Notes(a)	4.63	11/15/2029	141,000	138,731
Asbury Automotive Group, Inc., Gtd. Notes	4.75	3/1/2030	75,000	73,870
Bath & Body Works, Inc., Gtd. Notes	5.25	2/1/2028	85,000	85,732
Bath & Body Works, Inc., Gtd. Notes(a)	6.63	10/1/2030	163,000	166,798
Bath & Body Works, Inc., Gtd. Notes	6.75	7/1/2036	96,000	95,725
Bath & Body Works, Inc., Gtd. Notes	6.88	11/1/2035	126,000	127,441
Bath & Body Works, Inc., Gtd. Notes	7.50	6/15/2029	116,000	118,355
Bath & Body Works, Inc., Sr. Unscd. Debs.	6.95	3/1/2033	105,000	104,718
Bath & Body Works, Inc., Sr. Unscd. Notes	7.60	7/15/2037	66,000	65,729
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., Sr. Scd. Notes(a)	9.50	7/1/2032	122,000	116,337
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, Gtd. Notes(a)	5.13	4/15/2029	43,000	38,197
BlueLinx Holdings, Inc., Sr. Scd. Notes(a)	6.00	11/15/2029	51,000	50,477
Brinker International, Inc., Gtd. Notes(a)	8.25	7/15/2030	149,000	157,239
Carvana Co., Sr. Scd. Notes(a),(c)	9.00	6/1/2030	811,550	846,421
Carvana Co., Sr. Scd. Notes(a),(c)	9.00	6/1/2031	996,672	1,097,183
EG Global Finance PLC, Sr. Scd. Notes(a)	12.00	11/30/2028	275,000	297,560
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes(a)	9.25	1/15/2031	77,000	79,544
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unscd. Notes(a)	5.88	4/1/2029	59,000	56,734
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes(a)	6.75	1/15/2030	234,000	221,135
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes(a)	4.63	1/15/2029	219,000	211,914
FirstCash, Inc., Gtd. Notes(a)	6.88	3/1/2032	183,000	190,226
Global Auto Holdings Ltd./AAG FH UK Ltd., Sr. Unscd. Notes(a)	8.38	1/15/2029	85,000	84,456
Global Auto Holdings Ltd./AAG FH UK Ltd., Sr. Unscd. Notes(a),(b)	8.75	1/15/2032	38,000	36,741
Global Auto Holdings Ltd./AAG FH UK Ltd., Sr. Unscd. Notes(a)	11.50	8/15/2029	112,000	118,739

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Retailing — 4.3% (continued)
Group 1 Automotive, Inc., Gtd. Notes(a)	4.00	8/15/2028	54,000	52,890
Group 1 Automotive, Inc., Gtd. Notes(a)	6.38	1/15/2030	144,000	147,948
Ken Garff Automotive LLC, Sr. Unscd. Notes(a)	4.88	9/15/2028	102,000	101,355
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes(a)	4.75	6/1/2027	281,000	281,558
Kohl’s Corp., Sr. Scd. Notes(a)	10.00	6/1/2030	87,000	95,110
Kohl’s Corp., Sr. Unscd. Notes	5.13	5/1/2031	81,000	69,318
Kohl’s Corp., Sr. Unscd. Notes	5.55	7/17/2045	96,000	65,097
LBM Acquisition LLC, Gtd. Notes(a)	6.25	1/15/2029	136,000	125,734
LBM Acquisition LLC, Sr. Scd. Notes(a)	9.50	6/15/2031	305,000	321,379
LCM Investments Holdings II LLC, Sr. Unscd. Notes(a)	4.88	5/1/2029	203,000	200,046
LCM Investments Holdings II LLC, Sr. Unscd. Notes(a)	8.25	8/1/2031	77,000	81,133
Liberty Interactive LLC, Sr. Unscd. Debs.	8.25	2/1/2030	27,000	1,779
Lithia Motors, Inc., Gtd. Notes(a)	5.50	10/1/2030	161,000	162,101
Lithia Motors, Inc., Sr. Unscd. Notes(a)	3.88	6/1/2029	148,000	143,146
Macy’s Retail Holdings LLC, Gtd. Notes(a)	5.88	3/15/2030	32,000	32,195
Macy’s Retail Holdings LLC, Gtd. Notes(a)	6.70	7/15/2034	120,000	116,266
Macy’s Retail Holdings LLC, Gtd. Notes(a)	7.38	8/1/2033	62,000	65,514
Murphy Oil USA, Inc., Gtd. Notes	5.63	5/1/2027	42,000	42,007
Nordstrom, Inc., Sr. Scd. Notes	4.00	3/15/2027	160,000	158,287
Nordstrom, Inc., Sr. Scd. Notes	4.25	8/1/2031	37,000	34,126
Nordstrom, Inc., Sr. Scd. Notes	4.38	4/1/2030	27,000	25,787
Nordstrom, Inc., Sr. Scd. Notes	5.00	1/15/2044	125,000	93,533
Nordstrom, Inc., Sr. Scd. Notes	6.95	3/15/2028	133,000	138,128
Papa John’s International, Inc., Gtd. Notes(a)	3.88	9/15/2029	68,000	64,950
Park River Holdings, Inc., Scd. Notes(a)	8.75	12/31/2030	101,588	101,607
Park River Holdings, Inc., Sr. Scd. Notes(a)	8.00	3/15/2031	224,000	230,620
Penske Automotive Group, Inc., Gtd. Notes	3.75	6/15/2029	108,000	104,376
Petco Health & Wellness Co., Inc., Sr. Scd. Notes(a)	8.25	2/1/2031	156,000	156,543
PetSmart LLC/PetSmart Finance Corp., Gtd. Notes(a)	10.00	9/15/2033	235,000	244,488
PetSmart LLC/PetSmart Finance Corp., Sr. Scd. Notes(a)	7.50	9/15/2032	524,000	537,348
QVC, Inc., Sr. Scd. Notes	5.45	8/15/2034	100,000	38,414
QVC, Inc., Sr. Scd. Notes	5.95	3/15/2043	90,000	34,152
QVC, Inc., Sr. Scd. Notes(a)	6.88	4/15/2029	160,000	64,785
QXO Building Products, Inc., Sr. Scd. Bonds(a)	6.75	4/30/2032	615,000	634,303
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.75	3/1/2032	96,000	99,677
Sonic Automotive, Inc., Gtd. Notes(a)	4.63	11/15/2029	55,000	54,009
Sonic Automotive, Inc., Gtd. Notes(a)	4.88	11/15/2031	76,000	73,274
Specialty Building Products Holdings LLC/SBP Finance Corp., Sr. Scd. Notes(a)	7.75	10/15/2029	88,000	87,630
Staples, Inc., Scd. Notes(a)	12.75	1/15/2030	250,000	204,905
Staples, Inc., Sr. Scd. Notes(a)	10.75	9/1/2029	801,000	787,001
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unscd. Notes(a)	5.00	6/1/2031	150,000	144,103
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unscd. Notes(a)	6.50	12/15/2035	95,000	94,541
Superior Plus LP/Superior General Partner, Inc., Gtd. Notes(a)	4.50	3/15/2029	159,000	155,366
The Gap, Inc., Gtd. Notes(a)	3.63	10/1/2029	197,000	187,310
The Gap, Inc., Gtd. Notes(a)	3.88	10/1/2031	210,000	194,564
The Men’s Wearhouse LLC, Sr. Scd. Notes(a)	9.00	2/1/2031	99,000	102,963
The Michaels Companies, Inc., Sr. Scd. Notes(a)	5.25	5/1/2028	166,000	164,300
The Michaels Companies, Inc., Sr. Unscd. Notes(a)	7.88	5/1/2029	352,000	343,154
Victoria’s Secret & Co., Gtd. Notes(a)	4.63	7/15/2029	101,000	98,847
Victra Holdings LLC/Victra Finance Corp., Sr. Scd. Notes(a),(b)	8.75	9/15/2029	100,000	105,339
White Cap Supply Holdings LLC, Gtd. Notes(a)	7.38	11/15/2030	134,000	139,202
Yum! Brands, Inc., Sr. Unscd. Notes	3.63	3/15/2031	634,000	599,227
Yum! Brands, Inc., Sr. Unscd. Notes	4.63	1/31/2032	574,000	561,853
Yum! Brands, Inc., Sr. Unscd. Notes(a)	4.75	1/15/2030	418,000	417,074

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Retailing — 4.3% (continued)
Yum! Brands, Inc., Sr. Unscd. Notes	5.35	11/1/2043	45,000	43,753
Yum! Brands, Inc., Sr. Unscd. Notes	5.38	4/1/2032	482,000	488,155
Yum! Brands, Inc., Sr. Unscd. Notes	6.88	11/15/2037	98,000	107,957
				16,651,544
Semiconductors & Semiconductor Equipment — .2%
ams-OSRAM AG, Sr. Unscd. Notes(a)	12.25	3/30/2029	230,000	245,821
Kioxia Holdings Corp., Gtd. Notes(a)	6.25	7/24/2030	285,000	294,603
Kioxia Holdings Corp., Gtd. Notes(a)	6.63	7/24/2033	181,000	189,173
ON Semiconductor Corp., Gtd. Notes(a)	3.88	9/1/2028	13,000	12,734
Synaptics, Inc., Gtd. Notes(a)	4.00	6/15/2029	20,000	19,394
				761,725
Technology Hardware & Equipment — 1.1%
Ahead DB Holdings LLC, Gtd. Notes(a)	6.63	5/1/2028	156,000	154,427
Amentum Holdings, Inc., Gtd. Notes(a)	7.25	8/1/2032	216,000	227,701
ASGN, Inc., Gtd. Notes(a)	4.63	5/15/2028	339,000	332,947
CACI International, Inc., Gtd. Notes(a)	6.38	6/15/2033	533,000	554,034
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., Sr. Scd. Notes(a)	6.00	11/1/2029	77,000	62,808
Crane NXT Co., Sr. Unscd. Notes	4.20	3/15/2048	91,000	58,994
Crowdstrike Holdings, Inc., Gtd. Notes	3.00	2/15/2029	12,000	11,480
Diebold Nixdorf, Inc., Sr. Scd. Notes(a)	7.75	3/31/2030	134,000	142,055
Fortress Intermediate 3, Inc., Sr. Scd. Notes(a)	7.50	6/1/2031	136,000	138,739
Insight Enterprises, Inc., Gtd. Notes(a)	6.63	5/15/2032	136,000	139,187
KBR, Inc., Gtd. Notes(a)	4.75	9/30/2028	276,000	272,615
McAfee Corp., Sr. Unscd. Notes(a)	7.38	2/15/2030	380,000	302,536
NCR Atleos Corp., Sr. Scd. Notes(a)	9.50	4/1/2029	399,000	427,467
NCR Voyix Corp., Gtd. Notes(a)	5.00	10/1/2028	139,000	137,555
NCR Voyix Corp., Gtd. Notes(a)	5.13	4/15/2029	42,000	41,495
Pitney Bowes, Inc., Gtd. Notes(a)	6.88	3/15/2027	81,000	81,107
Pitney Bowes, Inc., Gtd. Notes(a)	7.25	3/15/2029	65,000	65,668
Science Applications International Corp., Gtd. Notes(a)	4.88	4/1/2028	130,000	129,653
Science Applications International Corp., Gtd. Notes(a)	5.88	11/1/2033	90,000	90,753
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a)	4.09	6/1/2029	70,000	68,621
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a)	4.13	1/15/2031	23,000	21,913
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a)	5.88	7/15/2030	36,000	37,126
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a)	8.25	12/15/2029	144,000	151,940
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a)	8.50	7/15/2031	170,000	179,970
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a)	9.63	12/1/2032	212,000	239,949
Unisys Corp., Sr. Scd. Notes(a)	10.63	1/15/2031	89,000	84,292
Virtusa Corp., Sr. Unscd. Notes(a)	7.13	12/15/2028	99,000	97,136
				4,252,168
Telecommunication Services — 5.6%
Altice Financing SA, Sr. Scd. Bonds(a)	5.75	8/15/2029	610,000	437,990
Altice Financing SA, Sr. Scd. Notes(a)	5.00	1/15/2028	350,000	254,867
Altice Financing SA, Sr. Scd. Notes(a)	9.63	7/15/2027	100,000	77,297
Altice France Lux 3/Altice Holdings 1, Sr. Unscd. Notes(a)	10.00	1/15/2033	278,847	269,541
Altice France SA, Sr. Scd. Notes(a)	6.50	10/15/2031	100,953	98,599
Altice France SA, Sr. Scd. Notes(a)	6.50	4/15/2032	574,047	560,813
Altice France SA, Sr. Scd. Notes(a)	6.88	10/15/2030	246,578	241,331
Altice France SA, Sr. Scd. Notes(a)	6.88	7/15/2032	475,073	463,537
Altice France SA, Sr. Scd. Notes(a)	9.50	11/1/2029	398,818	409,636
APLD ComputeCo LLC, Sr. Scd. Notes(a)	9.25	12/15/2030	795,000	825,939
Bell Telephone Co. of Canada or Bell Canada, Gtd. Notes	6.88	9/15/2055	255,000	263,689
Bell Telephone Co. of Canada or Bell Canada, Gtd. Notes	7.00	9/15/2055	230,000	240,980
British Telecommunications PLC, Gtd. Notes(a)	4.25	11/23/2081	49,000	48,634
Cipher Compute LLC, Sr. Scd. Notes(a)	7.13	11/15/2030	381,000	392,521

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Telecommunication Services — 5.6% (continued)
Connect Finco Sarl/Connect US Finco LLC, Sr. Scd. Notes(a)	9.00	9/15/2029	341,000	362,001
Connect Holding II LLC, Sr. Scd. Notes(a)	10.50	4/3/2031	674,000	661,226
EchoStar Corp., Sr. Scd. Notes(c)	6.75	11/30/2030	694,025	705,440
EchoStar Corp., Sr. Scd. Notes	10.75	11/30/2029	1,574,131	1,725,444
Embarq LLC, Sr. Unscd. Notes	8.00	6/1/2036	233,000	92,237
Fibercop SpA, Sr. Scd. Notes(a)	7.20	7/18/2036	31,000	31,483
Fibercop SpA, Sr. Scd. Notes(a)	7.72	6/4/2038	29,000	29,841
Flash Compute LLC, Sr. Scd. Notes(a)	7.25	12/31/2030	352,000	353,230
Frontier Florida LLC, Sr. Unscd. Debs., Ser. E	6.86	2/1/2028	1,000	1,035
GCI LLC, Gtd. Notes(a)	4.75	10/15/2028	175,000	170,981
GoTo Group, Inc., Sr. Scd. Bonds(a)	5.50	5/1/2028	62,000	51,493
GoTo Group, Inc., Sr. Scd. Bonds(a)	5.50	5/1/2028	100,000	33,877
Iliad Holding SAS, Sr. Scd. Notes(a)	7.00	10/15/2028	350,000	353,656
Iliad Holding SAS, Sr. Scd. Notes(a)	7.00	4/15/2032	214,000	219,387
Iliad Holding SAS, Sr. Scd. Notes(a)	8.50	4/15/2031	380,000	407,123
Level 3 Financing, Inc., Gtd. Notes(a)	3.63	1/15/2029	124,000	115,680
Level 3 Financing, Inc., Gtd. Notes(a)	3.75	7/15/2029	135,000	124,756
Level 3 Financing, Inc., Gtd. Notes(a)	4.25	7/1/2028	60,000	57,930
Level 3 Financing, Inc., Gtd. Notes(a)	8.50	1/15/2036	525,000	537,711
Level 3 Financing, Inc., Sr. Scd. Bonds(a)	6.88	6/30/2033	556,268	573,380
Level 3 Financing, Inc., Sr. Scd. Notes(a)	7.00	3/31/2034	642,750	666,089
Lumen Technologies, Inc., Sr. Scd. Notes(a)	4.13	4/15/2029	59,659	59,659
Lumen Technologies, Inc., Sr. Scd. Notes(a)	4.13	4/15/2030	89,333	89,333
Lumen Technologies, Inc., Sr. Scd. Notes(a)	10.00	10/15/2032	43,550	43,550
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P	7.60	9/15/2039	100,000	98,698
Lumen Technologies, Inc., Sr. Unscd. Notes(a)	4.50	1/15/2029	99,000	92,877
Lumen Technologies, Inc., Sr. Unscd. Notes(a)	5.38	6/15/2029	76,000	71,617
Lumen Technologies, Inc., Sr. Unscd. Notes, Ser. U	7.65	3/15/2042	84,000	81,285
Rogers Communications, Inc., Sub. Notes(a)	5.25	3/15/2082	553,000	551,672
Rogers Communications, Inc., Sub. Notes	7.00	4/15/2055	591,000	612,268
Rogers Communications, Inc., Sub. Notes	7.13	4/15/2055	481,000	504,744
SES AMERICOM, Inc., Gtd. Notes(a)	5.30	3/25/2044	132,000	106,016
SES SA, Gtd. Notes(a)	5.30	4/4/2043	67,000	51,630
Telecom Italia Capital SA, Gtd. Notes	6.00	9/30/2034	95,000	97,315
Telecom Italia Capital SA, Gtd. Notes	6.38	11/15/2033	82,000	85,932
Telecom Italia Capital SA, Gtd. Notes	7.20	7/18/2036	89,000	96,534
Telecom Italia Capital SA, Gtd. Notes	7.72	6/4/2038	112,000	125,002
Telesat Canada/Telesat LLC, Gtd. Notes(a)	6.50	10/15/2027	57,000	26,591
Telesat Canada/Telesat LLC, Sr. Scd. Notes(a)	4.88	6/1/2027	70,000	53,525
TELUS Corp., Jr. Sub. Notes	6.38	6/9/2056	344,000	347,587
TELUS Corp., Jr. Sub. Notes	6.63	10/15/2055	365,000	373,130
TELUS Corp., Jr. Sub. Notes	6.63	6/9/2056	229,000	230,025
TELUS Corp., Jr. Sub. Notes(b)	7.00	10/15/2055	367,000	383,807
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(a)	6.50	2/15/2029	327,000	318,303
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(a)	8.63	6/15/2032	322,000	325,096
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Scd. Notes(a)	4.75	4/15/2028	114,000	113,698
Uniti Services LLC, Sr. Scd. Notes(a)	7.50	10/15/2033	277,000	286,222
Viasat, Inc., Sr. Scd. Notes(a)	5.63	4/15/2027	165,000	164,904
Viasat, Inc., Sr. Unscd. Notes(a)	6.50	7/15/2028	118,000	116,542
Viasat, Inc., Sr. Unscd. Notes(a)	7.50	5/30/2031	218,000	211,560
Viavi Solutions, Inc., Gtd. Notes(a)	3.75	10/1/2029	108,000	102,990
Vmed O2 UK Financing I PLC, Sr. Scd. Notes(a)	6.75	1/15/2033	265,000	258,729
VMED O2 UK Financing I PLC, Sr. Scd. Notes(a)	4.25	1/31/2031	319,000	288,604
VMED O2 UK Financing I PLC, Sr. Scd. Notes(a)	4.75	7/15/2031	409,000	374,206
VMED O2 UK Financing I PLC, Sr. Scd. Notes(a)	7.75	4/15/2032	220,000	226,571
Vodafone Group PLC, Jr. Sub. Notes	5.13	6/4/2081	160,000	126,987

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Telecommunication Services — 5.6% (continued)
Vodafone Group PLC, Jr. Sub. Notes	7.00	4/4/2079	867,000	914,216
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes(a)	8.25	10/1/2031	453,000	474,660
WULF Compute LLC, Sr. Scd. Notes(a)	7.75	10/15/2030	813,000	847,848
Zegona Finance PLC, Sr. Scd. Notes(a)	8.63	7/15/2029	446,000	471,132
				21,664,439
Transportation — .5%
Beacon Mobility Corp., Sr. Scd. Notes(a)	7.25	8/1/2030	152,000	159,266
Brightline East LLC, Sr. Scd. Notes(a)	11.00	1/31/2030	213,492	58,670
Carriage Purchaser, Inc., Sr. Unscd. Notes(a)	7.88	10/15/2029	83,000	82,039
Danaos Corp., Gtd. Notes(a)	6.88	10/15/2032	151,000	156,127
Danaos Corp., Sr. Unscd. Notes(a)	8.50	3/1/2028	180,000	181,018
First Student Bidco, Inc./First Transit Parent, Inc., Sr. Scd. Notes(a),(b)	4.00	7/31/2029	113,000	109,982
Genesee & Wyoming, Inc., Sr. Scd. Notes(a)	6.25	4/15/2032	165,000	170,289
RXO, Inc., Gtd. Notes(a)	7.50	11/15/2027	64,000	65,231
Seaspan Corp., Sr. Unscd. Notes(a)	5.50	8/1/2029	325,000	308,673
Star Leasing Co. LLC, Scd. Notes(a)	7.63	2/15/2030	164,000	156,837
Stonepeak Nile Parent LLC, Sr. Scd. Notes(a)	7.25	3/15/2032	60,000	63,363
Watco Cos. LLC/Watco Finance Corp., Sr. Unscd. Notes(a)	7.13	8/1/2032	45,000	47,118
XPO, Inc., Gtd. Notes(a)	7.13	6/1/2031	124,000	128,856
XPO, Inc., Gtd. Notes(a)	7.13	2/1/2032	197,000	207,072
				1,894,541
Utilities — 3.3%
Algonquin Power & Utilities Corp., Jr. Sub. Notes	4.75	1/18/2082	355,000	351,243
Alpha Generation LLC, Gtd. Notes(a)	6.25	1/15/2034	228,000	229,417
Alpha Generation LLC, Sr. Unscd. Notes(a)	6.75	10/15/2032	96,000	99,547
AltaGas Ltd., Jr. Sub. Notes(a)	7.20	10/15/2054	103,000	107,191
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unscd. Notes	5.75	5/20/2027	88,000	88,571
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unscd. Notes(a)	9.38	6/1/2028	120,000	124,100
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unscd. Notes(a)	9.50	6/1/2030	149,000	159,772
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(a)	6.38	2/15/2032	316,000	315,291
Calpine Corp., Sr. Scd. Notes(a)	4.50	2/15/2028	185,000	184,941
Clearway Energy Operating LLC, Gtd. Notes(a)	3.75	2/15/2031	62,000	58,044
Clearway Energy Operating LLC, Gtd. Notes(a)	4.75	3/15/2028	236,000	235,512
Clearway Energy Operating LLC, Gtd. Notes(a)	5.75	1/15/2034	146,000	146,727
ContourGlobal Power Holdings SA, Sr. Scd. Bonds(a)	6.75	2/28/2030	158,000	163,022
Edison International, Jr. Sub. Notes	7.88	6/15/2054	283,000	294,372
Edison International, Jr. Sub. Notes	8.13	6/15/2053	260,000	269,514
EUSHI Finance, Inc., Gtd. Notes	6.25	4/1/2056	215,000	215,433
EUSHI Finance, Inc., Gtd. Notes	7.63	12/15/2054	110,000	115,720
Hawaiian Electric Co., Inc., Sr. Unscd. Notes(a)	6.00	10/1/2033	109,000	110,572
Leeward Renewable Energy Operations LLC, Gtd. Notes(a)	4.25	7/1/2029	305,000	294,083
Lightning Power LLC, Sr. Scd. Notes(a)	7.25	8/15/2032	450,000	479,029
Long Ridge Energy LLC, Sr. Scd. Bonds(a)	8.75	2/15/2032	119,000	126,378
NRG Energy, Inc., Gtd. Notes(a)	3.38	2/15/2029	105,000	100,653
NRG Energy, Inc., Gtd. Notes(a)	3.63	2/15/2031	259,000	242,290
NRG Energy, Inc., Gtd. Notes(a)	3.88	2/15/2032	30,000	28,073
NRG Energy, Inc., Gtd. Notes(a)	5.25	6/15/2029	179,000	179,505
NRG Energy, Inc., Gtd. Notes	5.75	1/15/2028	165,000	165,092
NRG Energy, Inc., Gtd. Notes(a)	5.75	7/15/2029	217,000	217,775
NRG Energy, Inc., Gtd. Notes(a)	6.00	2/1/2033	232,000	236,601
NRG Energy, Inc., Gtd. Notes(a)	6.25	11/1/2034	230,000	235,882
NRG Energy, Inc., Sr. Unscd. Notes(a)	5.75	1/15/2034	329,000	331,183
NRG Energy, Inc., Sr. Unscd. Notes(a)	6.00	1/15/2036	608,000	614,108
PacifiCorp, Jr. Sub. Notes	7.38	9/15/2055	374,000	383,706
Pattern Energy Operations LP/Pattern Energy Operations, Inc., Gtd. Notes(a)	4.50	8/15/2028	320,000	316,842

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 97.3% (continued)
Utilities — 3.3% (continued)
PG&E Corp., Jr. Sub. Notes	7.38	3/15/2055	527,000	543,611
PG&E Corp., Sr. Scd. Notes	5.00	7/1/2028	272,000	271,370
PG&E Corp., Sr. Scd. Notes	5.25	7/1/2030	273,000	271,291
South Jersey Industries, Inc., Jr. Sub. Notes	5.02	4/15/2031	288,000	249,361
Talen Energy Supply LLC, Gtd. Notes(a)	6.25	2/1/2034	342,000	346,720
Talen Energy Supply LLC, Gtd. Notes(a)	6.50	2/1/2036	331,000	339,232
Talen Energy Supply LLC, Sr. Scd. Notes(a)	8.63	6/1/2030	190,000	200,506
The AES Corp., Jr. Sub. Notes	6.95	7/15/2055	167,000	163,508
The AES Corp., Jr. Sub. Notes	7.60	1/15/2055	282,000	285,897
TransAlta Corp., Sr. Unscd. Notes	5.88	2/1/2034	115,000	115,140
TXNM Energy, Inc., Jr. Sub. Notes(a)	7.00	7/31/2056	96,000	97,004
Vistra Operations Co. LLC, Gtd. Notes(a)	4.38	5/1/2029	195,000	192,700
Vistra Operations Co. LLC, Gtd. Notes(a)	5.00	7/31/2027	301,000	301,196
Vistra Operations Co. LLC, Gtd. Notes(a)	5.63	2/15/2027	156,000	156,055
Vistra Operations Co. LLC, Gtd. Notes(a)	6.88	4/15/2032	137,000	144,003
Vistra Operations Co. LLC, Gtd. Notes(a)	7.75	10/15/2031	283,000	299,601
VoltaGrid LLC, Scd. Notes(a)	7.38	11/1/2030	566,000	573,568
XPLR Infrastructure Operating Partners LP, Gtd. Notes(a)	7.75	4/15/2034	205,000	208,818
XPLR Infrastructure Operating Partners LP, Gtd. Notes(a),(b)	8.38	1/15/2031	155,000	162,781
XPLR Infrastructure Operating Partners LP, Gtd. Notes(a)	8.63	3/15/2033	271,000	284,367
XPLR Infrastructure Operating Partners LP, Sr. Unscd. Notes(a)	7.25	1/15/2029	85,000	87,670
				12,514,588
Total Corporate Bonds and Notes (cost $370,068,041)				373,889,834

	1-Day Yield (%)	Shares
Investment Companies — .8%
Registered Investment Companies — .8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(g) (cost $2,965,554)	3.65	2,965,554	2,965,554
Investment of Cash Collateral for Securities Loaned — 1.2%
Registered Investment Companies — 1.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(g) (cost $4,654,063)	3.65	4,654,063	4,654,063
Total Investments (cost $377,687,658)		99.3%	381,509,451
Cash and Receivables (Net)		.7%	2,533,582
Net Assets		100.0%	384,043,033

REIT—Real Estate Investment Trust

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, these securities amounted to $314,705,708 or 82.0% of net assets.

(b)
Security, or portion thereof, on loan. At January 31, 2026, the value of the fund’s securities on loan was $6,721,191 and the value of the collateral was
$7,136,009, consisting of cash collateral of $4,654,063 and U.S. Government & Agency securities valued at $2,481,946.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Payment-in-kind security and interest may be paid in additional par.
(d)	Non-income producing—security in default.
(e)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
5 Year U.S. Treasury Note	11	3/31/2026	1,200,577	1,198,227	(2,350)
10 Year U.S. Treasury Note	24	3/20/2026	2,689,503	2,683,874	(5,629)
U.S. Treasury Long-Term Bond	7	3/20/2026	809,862	805,874	(3,988)
Ultra 10 Year U.S. Treasury Note	30	3/20/2026	3,430,574	3,424,688	(5,886)
Futures Short
2 Year U.S. Treasury Note	11	3/31/2026	2,294,235	2,293,414	821
Gross Unrealized Appreciation					821
Gross Unrealized Depreciation					(17,853)

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation ($)
Purchased Contracts:(b)
Markit CDX North America High Yield Index, Series 45, Paid 3 Month Fixed Rate of 5.00%	12/20/2030	10,395,000	931,880	796,658	135,222
Gross Unrealized Appreciation					135,222

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to schedule of investments.

Schedule of Investments
BNY Mellon High Yield ETF
January 31, 2026 (Unaudited)
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	373,889,834	—	373,889,834
Investment Companies	7,619,617	—	—	7,619,617
	7,619,617	373,889,834	—	381,509,451
Other Financial Instruments:
Futures††	821	—	—	821
Swap Agreements††	—	135,222	—	135,222
	821	135,222	—	136,043
Liabilities ($)
Other Financial Instruments:
Futures††	(17,853)	—	—	(17,853)
	(17,853)	—	—	(17,853)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than Treasury Bills) will be valued, to the extent possible, by one or more independent pricing services (each, a “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2026 are set forth in the fund’s Schedule of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Schedule of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at January 31, 2026 are set forth in the Schedule of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Schedule of Investments and disclosures within this Note.
At January 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $3,939,983, consisting of $7,225,145 gross unrealized appreciation and $3,285,162 gross unrealized depreciation.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.